Alerian Energy Infrastructure ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (33.81%)
Gathering + Processing (3.98%)
Keyera Corp.	96,033	$1,861,649

Pipeline Transportation | Natural Gas (7.57%)
TC Energy Corp.	84,473	3,537,962

Pipeline Transportation | Petroleum (19.93%)
Enbridge, Inc.	134,072	4,528,064
Inter Pipeline, Ltd.	187,796	2,642,957
Pembina Pipeline Corp.	84,375	2,145,509
Total Pipeline Transportation | Petroleum		9,316,530

Storage (2.33%)
Gibson Energy, Inc.	63,934	1,088,174

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $17,869,570)		15,804,315

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (26.04%)
Gathering + Processing (10.28%)
ONEOK, Inc.	51,402	2,276,595
Targa Resources Corp.	81,699	2,526,950
Total Gathering + Processing		4,803,545

Liquefaction (5.54%)
Cheniere Energy, Inc.(a)	34,120	2,299,347
Tellurian, Inc.(a)	93,080	287,617
Total Liquefaction		2,586,964

Pipeline Transportation | Natural Gas (8.06%)
Equitrans Midstream Corp.	178,688	1,291,914
Kinder Morgan, Inc.	168,489	2,476,789
Total Pipeline Transportation | Natural Gas		3,768,703

Storage (2.16%)
Macquarie Infrastructure Corp.	32,263	1,011,122

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $14,631,196)		12,170,334

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (25.81%)
Gathering + Processing (5.45%)
Crestwood Equity Partners LP	7,782	170,815
Enable Midstream Partners LP	13,612	90,111
Hess Midstream LP, Class A	7,338	153,878
MPLX LP	56,274	1,339,884

Security Description	Shares	Value
Gathering + Processing (continued)
Noble Midstream Partners LP	5,153	$72,142
Rattler Midstream LP	19,453	213,983
Western Midstream Partners LP	30,435	506,134
Total Gathering + Processing		2,546,947

Pipeline Transportation | Natural Gas (14.69%)
Energy Transfer LP	336,129	2,568,026
Enterprise Products Partners LP	201,601	4,298,133
Total Pipeline Transportation | Natural Gas		6,866,159

Pipeline Transportation | Petroleum (5.67%)
BP Midstream Partners LP	7,277	83,031
Delek Logistics Partners LP	1,332	49,124
Genesis Energy LP	16,671	131,534
Holly Energy Partners LP	6,970	120,093
Magellan Midstream Partners LP	33,687	1,403,737
NGL Energy Partners LP	18,199	43,496
NuStar Energy LP	14,924	267,140
PBF Logistics LP	4,856	55,795
Phillips 66 Partners LP	10,905	290,945
Shell Midstream Partners LP	18,689	204,645
Total Pipeline Transportation | Petroleum		2,649,540

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $16,969,718)		12,062,646

Security Description	Shares	Value
U.S. GENERAL PARTNERS (13.07%)
Gathering + Processing (8.44%)
Antero Midstream Corp.	137,970	1,216,895
EnLink Midstream LLC	114,863	442,223
The Williams Cos., Inc.	100,128	2,286,923
Total Gathering + Processing		3,946,041

Pipeline Transportation | Petroleum (4.63%)
Plains GP Holdings LP, Class A	250,855	2,162,370

TOTAL U.S. GENERAL PARTNERS
(Cost $9,103,817)		6,108,411

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.03%	28,134	$28,134
TOTAL SHORT TERM INVESTMENTS
(Cost $28,134)			28,134

TOTAL INVESTMENTS (98.79%)
(Cost $58,602,435)			$46,173,840
OTHER ASSETS IN EXCESS OF LIABILITIES (1.20%)			566,463
NET ASSETS - 100.00%			$46,740,303

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (99.97%)
Gathering + Processing (23.10%)
Crestwood Equity Partners LP(a)	6,312,524	$138,559,902
DCP Midstream LP(a)	11,207,461	244,995,097
Enable Midstream Partners LP	11,054,012	73,177,559
EnLink Midstream LLC(a)	32,413,616	124,792,422
Noble Midstream Partners LP	4,181,132	58,535,848
Western Midstream Partners LP(a)	24,953,108	414,970,186
Total Gathering + Processing		1,055,031,014

Liquefaction (4.40%)
Cheniere Energy Partners LP	5,060,458	201,153,205

Pipeline Transportation | Natural Gas (24.84%)
Energy Transfer LP	66,470,531	507,834,857
Enterprise Products Partners LP	21,213,302	452,267,599
TC PipeLines LP(a)	5,987,709	174,362,086
Total Pipeline Transportation | Natural Gas		1,134,464,542

Pipeline Transportation | Petroleum (47.63%)
Genesis Energy LP(a)	13,520,257	106,674,828
Holly Energy Partners LP(a)	5,657,256	97,474,521
Magellan Midstream Partners LP	9,839,924	410,029,633
MPLX LP	19,701,391	469,090,120
NGL Energy Partners LP(a)	14,763,569	35,284,930
NuStar Energy LP(a)	12,240,210	219,099,759
Phillips 66 Partners LP	8,945,696	238,671,169
Plains All American Pipeline LP(a)	51,165,682	431,838,356
Shell Midstream Partners LP	15,327,020	167,830,869
Total Pipeline Transportation | Petroleum		2,175,994,185

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $4,425,554,954)		4,566,642,946

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.02%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.03%	964,187	$964,187
TOTAL SHORT TERM INVESTMENTS
(Cost $964,187)			964,187

TOTAL INVESTMENTS (99.99%)
(Cost $4,426,519,141)			$4,567,607,133
NET LIABILITIES LESS OTHER ASSETS (0.01%)			515,157
NET ASSETS - 100.00%			$4,568,122,290

(a)	Affiliated Company. See Note 8 in Notes to Financial Statement.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.85%)
Diversified REITs (3.31%)
VEREIT, Inc.	2,060	$80,340

Health Care REITs (11.58%)
Healthcare Trust of America, Inc., Class A	1,300	35,308
Sabra Health Care REIT, Inc.	4,280	73,702
Ventas, Inc.	3,260	172,453
Total Health Care REITs		281,463

Hotel & Resort REITs (6.21%)
Host Hotels & Resorts, Inc.	3,660	60,719
MGM Growth Properties LLC, Class A	1,580	52,172
Park Hotels & Resorts, Inc.	1,740	37,845
Total Hotel & Resort REITs		150,736

Industrial REITs (14.12%)
First Industrial Realty Trust, Inc.	1,820	77,732
Prologis, Inc.	2,680	265,507
Total Industrial REITs		343,239

Office REITs (8.70%)
Corporate Office Properties Trust	1,660	43,160
Douglas Emmett, Inc.	1,480	48,470
JBG SMITH Properties	1,120	35,560
Kilroy Realty Corp.	800	50,768
Piedmont Office Realty Trust, Inc., Class A	1,960	33,438
Total Office REITs		211,396

Residential REITs (20.65%)
American Homes 4 Rent, Class A	2,200	68,508
AvalonBay Communities, Inc.	940	165,205
Camden Property Trust	1,000	104,150
Equity LifeStyle Properties, Inc.	1,920	118,368
Invitation Homes, Inc.	1,560	45,458
Total Residential REITs		501,689

Retail REITs (13.77%)
Realty Income Corp.	1,960	118,110
Retail Properties of America, Inc., Class A	4,640	48,859
Simon Property Group, Inc.	480	54,202
SITE Centers Corp.	4,620	61,631
Weingarten Realty Investors	2,040	51,796
Total Retail REITs		334,598

Specialized REITs (19.51%)
American Tower Corp.	320	69,162

Security Description	Shares	Value
Specialized REITs (continued)
Equinix, Inc.	340	$220,435
Extra Space Storage, Inc.	800	100,560
Life Storage, Inc.	1,000	83,900
Total Specialized REITs		474,057

TOTAL COMMON STOCKS
(Cost $2,410,483)		2,377,518

TOTAL INVESTMENTS (97.85%)
(Cost $2,410,483)		$2,377,518
OTHER ASSETS IN EXCESS OF LIABILITIES (2.15%)		52,330
NET ASSETS - 100.00%		$2,429,848

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (89.17%)
Consumer Discretionary (7.85%)
Arcimoto, Inc.(a)(b)	225,528	$4,041,462
AYRO, Inc.(a)(b)	224,938	1,612,805
Blink Charging Co.(a)(b)	224,271	8,576,123
Tesla, Inc.(a)	71,088	48,019,944
Workhorse Group, Inc.(a)(b)	995,859	16,103,040
Total Consumer Discretionary		78,353,374

Energy (2.73%)
Renewable Energy Group, Inc.(a)	350,292	27,242,210

Financials (3.79%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	671,739	37,771,884

Industrials (29.35%)
Acuity Brands, Inc.	334,002	41,182,447
Ameresco, Inc., Class A(a)	216,405	12,361,054
American Superconductor Corp.(a)	227,183	5,404,684
Ballard Power Systems, Inc.(a)	2,008,305	55,871,045
Beam Global(a)	65,147	2,745,295
Covanta Holding Corp.	1,073,587	15,083,897
GreenPower Motor Co., Inc.(a)(b)	124,429	3,033,579
Infrastructure and Energy Alternatives, Inc.(a)	86,238	1,437,587
Orion Energy Systems, Inc.(a)	235,176	1,975,478
Plug Power, Inc.(a)	1,713,885	82,917,756
Sunrun, Inc.(a)	737,999	46,183,977
TPI Composites, Inc.(a)	314,974	15,011,661
Willdan Group, Inc.(a)	103,283	4,529,992
Xebec Adsorption, Inc.(a)	828,761	5,144,752
Total Industrials		292,883,204

Information Technology (25.87%)
Cleanspark, Inc.(a)(b)	186,609	4,465,553
Cree, Inc.(a)(b)	455,510	51,682,165
Enphase Energy, Inc.(a)	326,469	57,478,133
First Solar, Inc.(a)	477,147	38,658,450
Itron, Inc.(a)	357,139	41,870,976
SunPower Corp.(a)(b)	740,290	25,739,883
Universal Display Corp.	180,347	38,177,656
Total Information Technology		258,072,816

Security Description	Shares	Value
Utilities (19.58%)
Boralex, Inc., Class A(b)	930,119	$32,363,405
Clearway Energy, Inc., Class C	743,447	20,415,055
Innergex Renewable Energy, Inc.(b)	1,189,147	22,500,911
Northland Power, Inc.(b)	1,238,880	41,130,505
Ormat Technologies, Inc.	410,830	35,195,806
Sunnova Energy International, Inc.(a)	626,586	28,096,116
TransAlta Renewables, Inc.(b)	974,224	15,448,562
Total Utilities		195,150,360

TOTAL COMMON STOCKS
(Cost $635,006,118)		889,473,848

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (10.69%)
Energy (1.24%)
Enviva Partners LP	233,876	12,402,444

Utilities (9.45%)
Brookfield Renewable Partners LP	1,081,911	45,866,021
NextEra Energy Partners LP	666,477	48,412,890
Total Utilities		94,278,911

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $86,651,875)		106,681,355

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.61%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,045,963)	0.03%	1,045,963	1,045,963

Investments Purchased with Collateral from Securities Loaned (3.51%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%
(Cost $35,058,096)		35,058,096	35,058,096
TOTAL SHORT TERM INVESTMENTS
(Cost $36,104,059)			36,104,059

TOTAL INVESTMENTS (103.47%)
(Cost $757,762,052)			$1,032,259,262
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.47%)			(34,609,274)
NET ASSETS - 100.00%			$997,649,988

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $114,884,801.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.96%)
Communication Services (1.85%)
Netflix, Inc.(a)	3,846	$2,072,417
Spotify Technology SA(a)	5,611	1,724,709
Total Communication Services		3,797,126

Consumer Discretionary (3.25%)
Garmin, Ltd.	16,218	2,011,356
iRobot Corp.(a)	25,187	3,125,959
Vivint Smart Home, Inc.(a)	90,250	1,534,250
Total Consumer Discretionary		6,671,565

Financials (2.94%)
American Express Co.	15,797	2,136,702
Moody's Corp.	7,031	1,932,752
S&P Global, Inc.	5,962	1,963,644
Total Financials		6,033,098

Health Care (8.88%)
ABIOMED, Inc.(a)	7,204	2,338,059
Align Technology, Inc.(a)	3,782	2,144,810
Boston Scientific Corp.(a)	56,676	2,197,895
DexCom, Inc.(a)	5,548	2,206,883
DiaSorin SpA	9,402	1,842,262
Insulet Corp.(a)	7,791	2,018,648
Intuitive Surgical, Inc.(a)	2,551	1,879,577
ResMed, Inc.	9,290	1,790,926
Smith & Nephew PLC, Sponsored ADR(b)	47,173	1,832,671
Total Health Care		18,251,731

Industrials (16.57%)
ABB, Ltd., Sponsored ADR(b)	71,639	2,061,771
ADT, Inc.	222,413	1,692,563
AeroVironment, Inc.(a)	22,263	2,450,711
Experian PLC	53,336	1,689,019
FANUC Corp.	7,784	1,923,454
IHS Markit, Ltd.	21,452	1,934,113
Proto Labs, Inc.(a)	13,153	1,916,129
RELX PLC, Sponsored ADR	79,439	1,866,022
Schneider Electric SE	13,906	2,061,211
Sensata Technologies Holding PLC(a)	38,996	2,234,081
Siemens Gamesa Renewable Energy SA	55,758	2,072,063
Sunrun, Inc.(a)	33,614	2,103,564
Thomson Reuters Corp.	24,017	2,089,173
Verisk Analytics, Inc.	10,050	1,646,693
Vestas Wind Systems A/S	9,701	1,817,206
Wolters Kluwer NV	23,212	1,839,462

Security Description	Shares	Value
Industrials (continued)
Xinjiang Goldwind Science & Technology Co., Ltd., Class H(b)	1,244,400	$2,663,208
Total Industrials		34,060,443

Information Technology (62.81%)
Adobe, Inc.(a)	4,022	1,848,793
Adyen NV(a)(c)(d)	941	2,175,355
Afterpay, Ltd.(a)	26,771	2,461,985
Alarm.com Holdings, Inc.(a)	24,439	2,147,699
ams AG(a)	90,249	2,121,171
ANSYS, Inc.(a)	5,759	1,963,761
Autodesk, Inc.(a)	6,858	1,892,808
Avast PLC	299,733	1,929,262
Black Knight, Inc.(a)	22,094	1,694,389
Brooks Automation, Inc.	26,448	2,199,416
Check Point Software Technologies, Ltd.(a)	16,097	1,774,533
Cognex Corp.	25,244	2,084,902
Crowdstrike Holdings, Inc., Class A(a)(b)	10,707	2,312,712
Dassault Systemes SE	10,387	2,154,324
Datadog, Inc., Class A(a)	18,962	1,809,164
Dynatrace, Inc.(a)	49,836	2,479,839
FARO Technologies, Inc.(a)	27,745	2,593,048
Fidelity National Information Services, Inc.	13,065	1,802,970
First Solar, Inc.(a)	22,280	1,805,126
Fiserv, Inc.(a)	16,747	1,932,101
FleetCor Technologies, Inc.(a)	7,025	1,948,103
Fortinet, Inc.(a)	15,115	2,552,169
Global Payments, Inc.	9,937	1,967,427
GMO Payment Gateway, Inc.	15,100	1,998,790
Guidewire Software, Inc.(a)	15,807	1,754,419
Intuit, Inc.	5,301	2,068,132
Itron, Inc.(a)	22,860	2,680,106
Keyence Corp.	3,838	1,820,435
Mastercard, Inc., Class A	5,818	2,058,699
Materialise NV, ADR(a)	45,122	2,053,502
Nemetschek SE	27,789	1,748,527
NortonLifeLock, Inc.	99,202	1,935,431
Nuance Communications, Inc.(a)	45,358	2,022,967
Okta, Inc.(a)	7,831	2,047,415
Omron Corp.	22,900	1,843,257
Pagseguro Digital, Ltd., Class A(a)	41,556	2,412,741
Palo Alto Networks, Inc.(a)	6,307	2,259,861
PayPal Holdings, Inc.(a)	8,996	2,337,611
Proofpoint, Inc.(a)	16,719	2,021,661
PTC, Inc.(a)	17,176	2,352,081
Qorvo, Inc.(a)	12,211	2,133,628
Renishaw PLC	25,489	2,041,904
salesforce.com, Inc.(a)	8,647	1,872,076
SAP SE, Sponsored ADR	15,628	1,927,713
ServiceNow, Inc.(a)	3,607	1,924,190
Silicon Laboratories, Inc.(a)	15,958	2,485,299
Skyworks Solutions, Inc.	13,321	2,368,740

Security Description	Shares	Value
Information Technology (continued)
SolarEdge Technologies, Inc.(a)	7,068	$2,108,455
Splunk, Inc.(a)	12,634	1,806,788
Square, Inc., Class A(a)	8,884	2,043,586
SS&C Technologies Holdings, Inc.	26,826	1,778,027
StoneCo, Ltd., Class A(a)	25,947	2,226,512
Stratasys, Ltd.(a)	103,940	3,584,891
Temenos AG	14,542	1,962,327
Trend Micro, Inc.	35,491	1,704,713
Visa, Inc., Class A	9,350	1,985,847
VMware, Inc., Class A(a)	13,666	1,888,778
Workday, Inc., Class A(a)	8,885	2,178,424
Xero, Ltd.(a)	18,465	1,682,640
Xinyi Solar Holdings, Ltd.	1,120,000	2,353,654
Zoom Video Communications, Inc., Class A(a)	4,844	1,809,767
Zscaler, Inc.(a)	10,756	2,205,303
Total Information Technology		129,139,954

Real Estate (0.88%)
Equinix, Inc.	2,805	1,818,594

Utilities (1.78%)
China Longyuan Power Group Corp., Ltd., Class H	2,461,000	3,661,461

TOTAL COMMON STOCKS
(Cost $156,955,481)		203,433,972

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (1.03%)
Utilities (1.03%)
Brookfield Renewable Partners LP	49,750	2,109,078

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,298,827)		2,109,078

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.08%)
Money Market Fund (0.00%)(e)
State Street Institutional Treasury Plus Money Market Fund
(Cost $8,521)	0.03%	8,521	$8,521

Investments Purchased with Collateral from Securities Loaned (0.08%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%
(Cost $171,592)		171,592	171,592
TOTAL SHORT TERM INVESTMENTS
(Cost $180,113)			180,113

TOTAL INVESTMENTS (100.07%)
(Cost $158,434,421)			$205,723,163
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.07%)			(141,749)
NET ASSETS - 100.00%			$205,581,414

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $4,775,129.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,175,355, representing 1.06% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2021, the market value of those securities was $2,175,355 representing 1.06% of net assets.
(e)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.69%)
Brazil (7.91%)
Banco Santander Brasil SA, ADR	51,070	$341,148
BB Seguridade Participacoes SA	75,700	343,501
Centrais Eletricas Brasileiras SA	58,400	337,737
Petrobras Distribuidora SA	108,100	384,239
Telefonica Brasil SA	48,300	379,215
Total Brazil		1,785,840

Chile (6.30%)
Enel Americas SA, ADR(a)	57,280	433,037
Enel Chile SA, ADR(a)	122,488	440,957
Falabella SA	132,300	548,105
Total Chile		1,422,099

China (11.25%)
China Minsheng Banking Corp., Ltd.(a)	795,000	474,553
China Railway Signal & Communication Corp., Ltd.(b)(c)	1,308,000	541,315
Huadian Power International Corp., Ltd., Class H(a)	1,834,000	503,635
Legend Holdings Corp.(b)(c)	350,700	523,578
Yanzhou Coal Mining Co., Ltd., Class H	538,000	498,710
Total China		2,541,791

Czech Republic (2.27%)
CEZ AS	21,039	513,105

Hungary (2.22%)
Richter Gedeon Nyrt	17,573	501,240

India (8.99%)
Dr Reddy's Laboratories, Ltd., ADR	6,565	393,703
Infosys, Ltd., Sponsored ADR	28,418	486,516
Vedanta, Ltd., ADR(a)	56,400	634,500
Wipro, Ltd., ADR	84,278	516,624
Total India		2,031,343

Indonesia (5.18%)
Adaro Energy Tbk PT	4,107,000	340,327
Indofood Sukses Makmur Tbk PT	909,700	386,495
Kalbe Farma Tbk PT	4,299,100	443,797
Total Indonesia		1,170,619

Malaysia (9.51%)
Genting Bhd	387,700	441,581

Security Description	Shares	Value
Malaysia (continued)
Genting Malaysia Bhd	670,300	$478,608
MISC Bhd	267,200	447,589
Sime Darby Bhd	787,200	441,493
Top Glove Corp. Bhd	262,200	339,451
Total Malaysia		2,148,722

Mexico (9.95%)
Coca-Cola Femsa SAB de CV, ADR	9,848	415,684
Grupo Mexico SAB de CV, Series B	115,065	546,313
Kimberly-Clark de Mexico SAB de CV, Class A	275,300	440,169
Orbia Advance Corp. SAB de CV	204,000	475,750
Promotora y Operadora de Infraestructura SAB de CV	50,300	369,971
Total Mexico		2,247,887

Peru (1.99%)
Credicorp, Ltd.	2,805	448,828

Philippines (5.61%)
Aboitiz Equity Ventures, Inc.	463,200	402,388
Globe Telecom, Inc.	10,510	438,855
PLDT, Inc.	16,085	426,989
Total Philippines		1,268,232

Poland (1.96%)
Polskie Gornictwo Naftowe i Gazownictwo SA	295,800	442,023

Russia (9.52%)
Gazprom PJSC, ADR	82,900	480,820
Magnit PJSC, GDR(c)	25,714	348,939
MMC Norilsk Nickel PJSC, ADR	13,665	428,671
Sberbank of Russia PJSC, ADR	28,300	410,350
Severstal PAO, GDR(c)	26,994	481,843
Total Russia		2,150,623

South Africa (4.27%)
Exxaro Resources, Ltd.	46,867	529,959
MultiChoice Group	51,500	434,464
Total South Africa		964,423

Thailand (9.80%)
BTS Group Holdings PCL	1,301,700	406,039
Bumrungrad Hospital Pcl	107,000	449,162
Delta Electronics Thailand PCL	39,400	522,980
Intouch Holdings PCL	239,600	443,262
Osotspa PCL(c)	340,500	392,645
Total Thailand		2,214,088

Security Description	Shares	Value
Turkey (2.96%)
Ford Otomotiv Sanayi AS	28,408	$669,774

TOTAL COMMON STOCKS
(Cost $21,648,189)		22,520,637

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.36%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $41,005)	0.03%	41,005	41,005

Investments Purchased with Collateral from Securities Loaned (2.18%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%
(Cost $493,216)		493,216	493,216
TOTAL SHORT TERM INVESTMENTS
(Cost $534,221)			534,221

TOTAL INVESTMENTS (102.05%)
(Cost $22,182,410)			$23,054,858
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.05%)			(463,846)
NET ASSETS - 100.00%			$22,591,012

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $553,729.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,064,893, representing 4.71% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2021, the market value of those securities was $2,288,320 representing 10.13% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.00%)
Communication Services (9.37%)
Communication Services Select Sector SPDR Fund	232,866	$16,666,220

Consumer Discretionary (8.85%)
Consumer Discretionary Select Sector SPDR Fund	97,684	15,741,777

Consumer Staples (8.19%)
Consumer Staples Select Sector SPDR Fund	230,056	14,562,545

Energy (10.74%)
Energy Select Sector SPDR Fund	396,653	19,098,842

Financials (9.97%)
Financial Select Sector SPDR Fund	548,548	17,723,586

Healthcare (8.76%)
Health Care Select Sector SPDR Fund(a)	138,297	15,573,625

Industrials (8.96%)
Industrial Select Sector SPDR Fund(a)	175,911	15,939,296

Materials (8.95%)
Materials Select Sector SPDR Fund(a)	216,418	15,917,544

Real Estate (9.01%)
Real Estate Select Sector SPDR Fund(a)	428,872	16,014,080

Technology (8.96%)
Technology Select Sector SPDR Fund	121,850	15,924,576

Utilities (8.24%)
Utilities Select Sector SPDR Fund(a)	250,886	14,641,707

TOTAL EXCHANGE TRADED FUNDS
(Cost $130,051,071)		177,803,798
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.20%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $17,226)	0.03%	17,226	$17,226

Investments Purchased with Collateral from Securities Loaned (8.19%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%
(Cost $14,559,725)		14,559,725	14,559,725
TOTAL SHORT TERM INVESTMENTS
(Cost $14,576,951)			14,576,951

TOTAL INVESTMENTS (108.20%)
(Cost $144,628,022)			$192,380,749
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.20%)			(14,576,486)
NET ASSETS - 100.00%			$177,804,263

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $28,269,964.

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.27%)
Australia (11.92%)
BHP Group, Ltd.	95,606	$3,614,200
Coles Group, Ltd.	228,118	2,690,803
Fortescue Metals Group, Ltd.	178,501	3,311,449
Telstra Corp., Ltd.	1,352,802	3,206,013
Wesfarmers, Ltd.	82,572	3,128,464
Woodside Petroleum, Ltd.	175,729	3,322,224
Total Australia		19,273,153

Finland (2.11%)
Fortum Oyj	136,851	3,416,280

France (9.63%)
Bouygues SA	75,418	3,053,810
Danone SA	48,591	3,310,105
Edenred	55,357	3,065,036
Sanofi	32,437	2,966,572
TOTAL SE	68,811	3,186,040
Total France		15,581,563

Germany (14.03%)
Allianz SE	13,322	3,211,515
BASF SE	40,363	3,298,447
Bayer AG	54,848	3,316,782
Bayerische Motoren Werke AG	36,123	3,116,267
Continental AG	23,126	3,317,626
Evonik Industries AG	97,605	3,284,472
SAP SE	25,531	3,143,898
Total Germany		22,689,007

Great Britain (2.24%)
Rio Tinto PLC	42,015	3,621,589

Hong Kong (2.23%)
CITIC, Ltd.	4,267,000	3,614,307

Italy (1.81%)
Snam SpA	563,890	2,922,831

Japan (20.23%)
Canon, Inc.	157,163	3,380,048
Hitachi, Ltd.	77,300	3,535,952
Japan Tobacco, Inc.	147,900	2,670,927
Kyocera Corp.	52,100	3,351,956
Mitsubishi Corp.	126,100	3,552,496
Sekisui House, Ltd.	162,600	3,046,224

Security Description	Shares	Value
Japan (continued)
SoftBank Corp.(a)	241,600	$3,266,059
Sumitomo Corp.	241,000	3,482,907
Sumitomo Mitsui Financial Group, Inc.	103,800	3,643,882
Takeda Pharmaceutical Co., Ltd.	83,000	2,789,118
Total Japan		32,719,569

Netherlands (6.04%)
Koninklijke Ahold Delhaize NV	109,852	2,894,714
NN Group NV	75,974	3,501,655
Royal Dutch Shell PLC, Class A	165,283	3,371,031
Total Netherlands		9,767,400

Norway (1.81%)
Telenor ASA	181,062	2,926,653

Spain (8.01%)
Endesa SA	111,007	2,752,372
Naturgy Energy Group SA	134,833	3,369,157
Repsol SA(a)	300,171	3,772,012
Telefonica SA	718,054	3,054,812
Total Spain		12,948,353

Sweden (1.88%)
Telia Co. AB	754,468	3,047,751

Switzerland (7.95%)
Novartis AG, Registered Shares, Class G(b)	33,645	2,891,994
Swatch Group AG	12,130	3,616,398
Swiss Re AG	34,323	3,223,830
Zurich Insurance Group AG	7,672	3,133,236
Total Switzerland		12,865,458

United Kingdom (9.38%)
BAE Systems PLC	464,736	3,133,117
BP PLC	848,616	3,449,346
British American Tobacco PLC	79,952	2,768,585
GlaxoSmithKline PLC	165,164	2,740,116
SSE PLC	166,770	3,077,404
Total United Kingdom		15,168,568

TOTAL COMMON STOCKS
(Cost $162,802,377)		160,562,482

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.20%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.03%	321,124	$321,124
TOTAL SHORT TERM INVESTMENTS
(Cost $321,124)			321,124

TOTAL INVESTMENTS (99.47%)
(Cost $163,123,501)			$160,883,606
OTHER ASSETS IN EXCESS OF LIABILITIES (0.53%)			864,263
NET ASSETS - 100.00%			$161,747,869

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,447,053.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Biotechnology (99.99%)
89bio, Inc.(a)(b)	37,367	$917,734
AC Immune SA(a)(b)	135,076	1,025,227
Adaptimmune Therapeutics PLC, ADR(a)(b)	290,725	1,610,617
Affimed NV(a)	143,335	812,709
Agios Pharmaceuticals, Inc.(a)	129,913	6,163,073
Akero Therapeutics, Inc.(a)(b)	65,230	1,982,992
Albireo Pharma, Inc.(a)(b)	35,697	1,244,397
Aldeyra Therapeutics, Inc.(a)(b)	71,962	882,254
Alector, Inc.(a)(b)	148,996	2,708,747
Alkermes PLC(a)	298,969	5,692,370
Allovir, Inc.(a)(b)	122,385	4,474,396
Altimmune, Inc.(a)	61,855	985,969
AnaptysBio, Inc.(a)	51,324	1,472,999
Apellis Pharmaceuticals, Inc.(a)	142,118	6,845,824
Aprea Therapeutics, Inc.(a)(b)	39,826	240,151
Aptinyx, Inc.(a)(b)	117,832	431,265
Arcus Biosciences, Inc.(a)	122,010	4,302,073
Arcutis Biotherapeutics, Inc.(a)	71,785	2,452,893
Arena Pharmaceuticals, Inc.(a)	108,295	8,701,503
Assembly Biosciences, Inc.(a)	61,196	310,876
Aurinia Pharmaceuticals, Inc.(a)(b)	236,922	3,316,908
Avrobio, Inc.(a)(b)	68,500	753,500
Bioxcel Therapeutics, Inc.(a)(b)	45,508	2,439,684
Bluebird Bio, Inc.(a)	124,481	3,871,359
Catalyst Pharmaceuticals, Inc.(a)	194,485	756,547
Celldex Therapeutics, Inc.(a)	73,548	1,991,680
CEL-SCI Corp.(a)	72,604	1,288,721
ChemoCentryx, Inc.(a)	129,223	8,766,488
Chimerix, Inc.(a)	115,866	1,136,645
Chinook Therapeutics, Inc.(a)	50,809	498,003
Coherus Biosciences, Inc.(a)	134,347	2,181,795
Concert Pharmaceuticals, Inc.(a)	55,786	373,208
Constellation Pharmaceuticals, Inc.(a)(b)	89,288	2,250,058
Cortexyme, Inc.(a)(b)	55,432	1,888,568
Crinetics Pharmaceuticals, Inc.(a)(b)	61,813	945,121
Cytokinetics, Inc.(a)(b)	132,534	2,482,362
CytomX Therapeutics, Inc.(a)	86,833	681,639
Dicerna Pharmaceuticals, Inc.(a)	139,965	3,776,256
Eagle Pharmaceuticals, Inc.(a)	25,579	1,138,266
Emergent BioSolutions, Inc.(a)	99,377	9,540,192
Enanta Pharmaceuticals, Inc.(a)	37,744	1,861,534
Esperion Therapeutics, Inc.(a)(b)	52,306	1,432,661
Fate Therapeutics, Inc.(a)	129,230	11,594,515
FibroGen, Inc.(a)(b)	169,495	8,479,835

Security Description	Shares	Value
Biotechnology (continued)
Forma Therapeutics Holdings, Inc.(a)(b)	77,379	$2,987,603
Fortress Biotech, Inc.(a)(b)	163,930	609,820
Frequency Therapeutics, Inc.(a)(b)	63,245	3,112,286
Gamida Cell, Ltd.(a)(b)	92,997	870,452
Geron Corp.(a)(b)	583,608	1,044,658
Global Blood Therapeutics, Inc.(a)	115,346	4,913,740
Gossamer Bio, Inc.(a)(b)	142,541	1,339,885
Immunic, Inc.(a)	38,945	621,173
Immunovant, Inc.(a)	163,691	2,583,044
Inovio Pharmaceuticals, Inc.(a)	314,902	3,495,412
Insmed, Inc.(a)	190,354	6,808,963
Intercept Pharmaceuticals, Inc.(a)	61,998	1,342,877
Ironwood Pharmaceuticals, Inc.(a)	300,722	2,775,664
IVERIC bio, Inc.(a)	168,242	1,033,006
Kamada, Ltd.(a)	82,926	509,166
Karuna Therapeutics, Inc.(a)(b)	50,031	6,251,874
Kezar Life Sciences, Inc.(a)	86,164	472,179
Kiniksa Pharmaceuticals, Ltd., Class A(a)	58,891	1,211,388
Krystal Biotech, Inc.(a)(b)	36,963	2,916,011
Legend Biotech Corp., ADR(a)(b)	248,142	6,744,500
Ligand Pharmaceuticals, Inc.(a)	30,219	4,479,060
Madrigal Pharmaceuticals, Inc.(a)(b)	29,020	3,516,934
Magenta Therapeutics, Inc.(a)	90,706	953,320
MEI Pharma, Inc.(a)	209,601	786,004
Mirum Pharmaceuticals, Inc.(a)(b)	47,746	876,617
Molecular Templates, Inc.(a)(b)	93,838	1,022,834
MorphoSys AG, ADR(a)	247,305	6,145,529
NuCana PLC, ADR(a)	60,028	316,948
ProQR Therapeutics NV(a)(b)	93,178	425,823
Protara Therapeutics, Inc.(a)	20,882	359,170
Prothena Corp. PLC(a)	75,022	1,674,491
PTC Therapeutics, Inc.(a)	127,046	7,254,327
Puma Biotechnology, Inc.(a)(b)	74,583	742,847
Radius Health, Inc.(a)	87,358	1,625,732
REGENXBIO, Inc.(a)	70,181	2,871,105
Replimune Group, Inc.(a)	84,547	2,927,863
Rocket Pharmaceuticals, Inc.(a)(b)	103,741	5,765,925
Sangamo Therapeutics, Inc.(a)	265,023	3,045,114
Scholar Rock Holding Corp.(a)(b)	56,158	3,038,148
Selecta Biosciences, Inc.(a)	199,584	842,244
Seres Therapeutics, Inc.(a)(b)	156,206	2,974,162
SpringWorks Therapeutics, Inc.(a)	90,080	7,751,384
Syros Pharmaceuticals, Inc.(a)	86,022	722,585
Travere Therapeutics, Inc.(a)	95,692	2,949,227
uniQure NV(a)	83,549	3,066,248
Vanda Pharmaceuticals, Inc.(a)	102,729	1,915,896
Vaxart, Inc.(a)	205,276	1,467,723
Verastem, Inc.(a)	318,684	748,907

Security Description	Shares	Value
Biotechnology (continued)
Vericel Corp.(a)(b)	85,062	$4,106,793
Viela Bio, Inc.(a)	102,871	5,472,737
Viking Therapeutics, Inc.(a)(b)	136,769	921,823
Vir Biotechnology, Inc.(a)(b)	238,496	14,937,003
Voyager Therapeutics, Inc.(a)(b)	69,725	395,341
XBiotech, Inc.(a)(b)	54,494	1,035,386
Xencor, Inc.(a)	107,602	5,301,551
Xenon Pharmaceuticals, Inc.(a)	65,782	1,228,808
ZIOPHARM Oncology, Inc.(a)(b)	402,554	2,145,613
Zymeworks, Inc.(a)(b)	85,766	3,114,163
Total Biotechnology		287,272,700

TOTAL COMMON STOCKS
(Cost $255,812,964)		287,272,700

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.00%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $104,150)	0.03%	104,150	104,150

Investments Purchased with Collateral from Securities Loaned (8.96%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%
(Cost $25,728,251)		25,728,251	25,728,251
TOTAL SHORT TERM INVESTMENTS
(Cost $25,832,401)			25,832,401

TOTAL INVESTMENTS (108.99%)
(Cost $281,645,365)			$313,105,101
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.99%)			(25,822,824)
NET ASSETS - 100.00%			$287,282,277

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $37,148,711.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.63%)
Diversified REITs (11.90%)
Essential Properties Realty Trust, Inc.	31,610	$733,352
One Liberty Properties, Inc.	30,568	654,461
STORE Capital Corp.	19,680	658,099
Washington Real Estate Investment Trust	27,894	628,173
WP Carey, Inc.	9,338	640,026
Total Diversified REITs		3,314,111

Health Care REITs (11.62%)
LTC Properties, Inc.	16,600	679,106
Medical Properties Trust, Inc.	31,020	669,722
National Health Investors, Inc.	9,571	653,412
Physicians Realty Trust	35,550	604,350
Sabra Health Care REIT, Inc.	36,666	631,389
Total Health Care REITs		3,237,979

Hotel & Resort REITs (2.47%)
Service Properties Trust	53,470	686,555

Industrial REITs (12.04%)
Industrial Logistics Properties Trust	28,080	597,262
Lexington Realty Trust	60,309	646,513
Monmouth Real Estate Investment Corp.	41,810	724,149
Plymouth Industrial REIT, Inc.	48,160	718,547
STAG Industrial, Inc.	21,113	666,115
Total Industrial REITs		3,352,586

Office REITs (12.37%)
Brandywine Realty Trust	55,987	684,721
City Office REIT, Inc.	66,016	670,723
Franklin Street Properties Corp.	136,520	677,139
Office Properties Income Trust	27,210	688,141
SL Green Realty Corp.	10,501	725,304
Total Office REITs		3,446,028

Residential REITs (12.46%)
American Campus Communities, Inc.	14,922	611,205
BRT Apartments Corp.	43,528	689,482
Centerspace	8,800	603,944
Clipper Realty, Inc.	97,960	855,191
Equity Residential	10,880	711,661
Total Residential REITs		3,471,483

Retail REITs (12.73%)
American Finance Trust, Inc.	85,330	756,024
Brookfield Property REIT, Inc.	40,150	702,625

Security Description	Shares	Value
Retail REITs (continued)
Saul Centers, Inc.	19,400	$687,148
Spirit Realty Capital, Inc.	16,000	688,320
The Macerich Co.	55,187	713,016
Total Retail REITs		3,547,133

Specialized REITs (14.64%)
CoreSite Realty Corp.	5,396	656,747
CubeSmart	19,497	720,609
Four Corners Property Trust, Inc.	22,114	599,068
Gaming and Leisure Properties, Inc.	15,030	667,332
National Storage Affiliates Trust	18,696	720,731
VICI Properties, Inc.	25,010	712,785
Total Specialized REITs		4,077,272

Technology REITs (9.40%)
Crown Castle International Corp.	4,072	634,214
CyrusOne, Inc.	9,681	635,364
Digital Realty Trust, Inc.	4,928	663,949
QTS Realty Trust, Inc., Class A	11,031	685,246
Total Technology REITs		2,618,773

TOTAL COMMON STOCKS
(Cost $27,155,006)		27,751,920

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.24%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.03%	65,732	65,732
TOTAL SHORT TERM INVESTMENTS
(Cost $65,732)			65,732

TOTAL INVESTMENTS (99.87%)
(Cost $27,220,738)			$27,817,652
OTHER ASSETS IN EXCESS OF LIABILITIES (0.13%)			36,668
NET ASSETS - 100.00%			$27,854,320

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.59%)
Communication Services (9.74%)
AT&T, Inc.	656,870	$18,320,104
Interpublic Group of Cos., Inc.	851,572	22,243,061
Lumen Technologies, Inc.	1,998,986	24,567,538
Omnicom Group, Inc.	315,377	21,675,861
Verizon Communications, Inc.	337,519	18,664,801
Total Communication Services		105,471,365

Consumer Discretionary (10.51%)
Genuine Parts Co.	209,866	22,109,383
Hanesbrands, Inc.	1,458,653	25,803,572
Hasbro, Inc.	228,872	21,447,595
Leggett & Platt, Inc.	494,769	21,408,655
Newell Brands, Inc.	993,154	23,011,378
Total Consumer Discretionary		113,780,583

Consumer Staples (9.69%)
Altria Group, Inc.	473,716	20,654,017
Kellogg Co.	327,959	18,926,514
Kraft Heinz Co.	597,882	21,750,947
Philip Morris International, Inc.	239,632	20,133,881
Walgreens Boots Alliance, Inc.	490,270	23,498,641
Total Consumer Staples		104,964,000

Energy (10.62%)
Exxon Mobil Corp.	464,943	25,278,951
Kinder Morgan, Inc.	1,380,994	20,300,612
ONEOK, Inc.	490,010	21,702,543
Valero Energy Corp.	345,033	26,560,640
Williams Cos., Inc.	928,848	21,214,888
Total Energy		115,057,634

Financials (11.47%)
Comerica, Inc.	386,597	26,327,256
Huntington Bancshares, Inc.	1,572,559	24,123,055
People's United Financial, Inc.	1,564,047	28,059,003
Prudential Financial, Inc.	259,127	22,471,493
Unum Group	875,368	23,179,745
Total Financials		124,160,552

Health Care (8.77%)
AbbVie, Inc.	191,528	20,635,227
Cardinal Health, Inc.	374,337	19,285,842
Gilead Sciences, Inc.	335,240	20,583,736

Security Description	Shares	Value
Health Care (continued)
Merck & Co., Inc.	245,530	$17,830,389
Pfizer, Inc.	495,365	16,589,774
Total Health Care		94,924,968

Industrials (9.46%)
3M Co.	116,983	20,479,044
Emerson Electric Co.	247,144	21,229,670
General Dynamics Corp.	134,405	21,971,185
Huntington Ingalls Industries, Inc.	114,629	20,164,387
Lockheed Martin Corp.	56,315	18,598,029
Total Industrials		102,442,315

Information Technology (10.29%)
Hewlett Packard Enterprise Co.	1,698,890	24,735,838
International Business Machines Corp.	163,891	19,491,557
Seagate Technology PLC	314,534	23,033,325
Western Union Co.	920,457	21,373,011
Xerox Holdings Corp.	894,583	22,793,975
Total Information Technology		111,427,706

Materials (10.14%)
Amcor PLC	1,780,561	19,479,337
CF Industries Holdings, Inc.	517,254	23,421,261
International Paper Co.	418,868	20,796,796
LyondellBasell Industries NV, Class A	230,165	23,727,710
The Dow Chemical Co.	377,214	22,372,563
Total Materials		109,797,667

Utilities (8.90%)
Dominion Resources, Inc.	271,905	18,576,550
Edison International	324,355	17,511,926
FirstEnergy Corp.	670,494	22,220,171
PPL Corp.	725,417	18,998,671
Southern Co.	337,091	19,119,802
Total Utilities		96,427,120

TOTAL COMMON STOCKS
(Cost $1,033,241,213)		1,078,453,910

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.03%	600,231	$600,231
TOTAL SHORT TERM INVESTMENTS
(Cost $600,231)			600,231

TOTAL INVESTMENTS (99.65%)
(Cost $1,033,841,444)			$1,079,054,141
OTHER ASSETS IN EXCESS OF LIABILITIES (0.35%)			3,826,964
NET ASSETS - 100.00%			$1,082,881,105

See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.55%)
Communication Services (3.72%)
Activision Blizzard, Inc.	3,104	$296,773
Alphabet, Inc., Class A(a)	169	341,703
Cable One, Inc.	141	269,994
Charter Communications, Inc., Class A(a)	412	252,729
Discovery, Inc., Class A(a)(b)	10,781	571,716
Electronic Arts, Inc.	2,001	268,074
Facebook, Inc., Class A(a)	942	242,678
Lumen Technologies, Inc.	23,612	290,192
Netflix, Inc.(a)	522	281,280
Nexstar Media Group, Inc., Class A	2,601	357,768
Sciplay Corp., Class A(a)(b)	16,784	304,630
Take-Two Interactive Software, Inc.(a)	1,598	294,767
Verizon Communications, Inc.	4,281	236,739
ViacomCBS, Inc., Class B	8,523	549,648
World Wrestling Entertainment, Inc., Class A	6,241	308,305
Total Communication Services		4,866,996

Consumer Discretionary (12.03%)
1-800-Flowers.com, Inc., Class A(a)	10,980	310,514
Advance Auto Parts, Inc.	1,637	262,493
Amazon.com, Inc.(a)	81	250,527
America's Car-Mart, Inc.(a)	2,902	391,770
Best Buy Co., Inc.	2,403	241,141
Big Lots, Inc.(b)	5,435	345,340
Buckle, Inc.	12,167	467,699
Century Communities, Inc.(a)	6,547	362,245
Crocs, Inc.(a)	6,024	462,161
Deckers Outdoor Corp.(a)	1,198	390,680
Dollar General Corp.	1,259	237,938
Dollar Tree, Inc.(a)	2,897	284,485
Domino's Pizza, Inc.	666	230,776
DR Horton, Inc.	3,615	277,885
eBay, Inc.	5,011	282,721
Etsy, Inc.(a)	2,313	509,484
Grand Canyon Education, Inc.(a)	2,993	313,337
Green Brick Partners, Inc.(a)	14,468	285,454
Hanesbrands, Inc.	16,517	292,186
Helen of Troy, Ltd.(a)	1,284	278,371
Hibbett Sports, Inc.(a)	6,690	429,899
Home Depot, Inc.	908	234,573
Installed Building Products, Inc.	2,683	293,413
Lennar Corp., Class B	4,216	278,931
LGI Homes, Inc.(a)	2,319	253,351
Lithia Motors, Inc., Class A	1,064	397,883
Lowe's Cos., Inc.	1,535	245,216
M/I Homes, Inc.(a)	5,752	287,025
MarineMax, Inc.(a)	9,690	432,658

Security Description	Shares	Value
Consumer Discretionary (continued)
MDC Holdings, Inc.	5,497	$310,965
Meritage Homes Corp.(a)	2,573	216,930
Murphy USA, Inc.	1,888	235,339
NVR, Inc.(a)	64	288,054
Ollie's Bargain Outlet Holdings, Inc.(a)	2,951	243,989
O'Reilly Automotive, Inc.(a)	543	242,900
Pool Corp.	832	278,529
PulteGroup, Inc.	5,701	257,172
Rent-A-Center, Inc., Class A	8,764	506,209
Sportsman's Warehouse Holdings, Inc.(a)	18,291	309,850
Stamps.com, Inc.(a)	1,203	218,862
Sturm Ruger & Co., Inc.(b)	4,094	279,211
Target Corp.	1,722	315,884
Tempur Sealy International, Inc.	10,917	364,737
TopBuild Corp.(a)	1,653	314,748
Tractor Supply Co.	1,841	292,645
TRI Pointe Group, Inc.(a)	14,793	281,067
Williams-Sonoma, Inc.	2,760	362,360
Wingstop, Inc.	1,966	267,671
XPEL, Inc.(a)(c)	9,352	452,169
YETI Holdings, Inc.(a)	5,335	366,888
Total Consumer Discretionary		15,736,335

Consumer Staples (5.32%)
BJ's Wholesale Club Holdings, Inc.(a)	6,501	261,210
Boston Beer Co., Inc., Class A(a)	296	304,498
Brown-Forman Corp., Class B	3,286	235,212
Church & Dwight Co., Inc.	2,810	221,287
Clorox Co.	1,238	224,140
Coca-Cola Co.	5,030	246,420
Colgate-Palmolive Co.	3,337	250,942
Conagra Brands, Inc.	7,428	252,032
Darling Ingredients, Inc.(a)	7,337	462,524
General Mills, Inc.	4,351	239,349
Hershey Co.	1,797	261,733
Hormel Foods Corp.	5,210	241,588
J M Smucker Co.	2,284	255,808
Kellogg Co.	3,953	228,128
Kimberly-Clark Corp.	1,771	227,272
Kroger Co.	7,780	250,594
McCormick & Co., Inc.	2,590	218,285
Medifast, Inc.	1,456	368,353
Monster Beverage Corp.(a)	3,067	269,099
National Beverage Corp.(b)	6,946	331,046
PepsiCo, Inc.	1,893	244,557
Procter & Gamble Co.	1,871	231,125
Sprouts Farmers Market, Inc.(a)	12,590	265,775
USANA Health Sciences, Inc.(a)	3,369	326,995
Wal-Mart Stores, Inc.	1,888	245,289
Weis Markets, Inc.	5,422	289,806
Total Consumer Staples		6,953,067

Energy (0.88%)
Cheniere Energy, Inc.(a)	5,265	354,808
Dorian LPG, Ltd.(a)	28,855	359,245

Security Description	Shares	Value
Energy (continued)
Renewable Energy Group, Inc.(a)	5,619	$436,990
Total Energy		1,151,043

Financials (22.73%)
Allstate Corp.	2,708	288,673
Artisan Partners Asset Management, Inc., Class A	6,660	316,350
Associated Banc-Corp	19,353	389,963
BancFirst Corp.	5,871	375,039
Bancorp, Inc.(a)	27,466	556,736
BancorpSouth Bank	12,601	378,786
Bank of New York Mellon Corp.	7,365	310,508
BankUnited, Inc.	11,050	444,099
BlackRock, Inc.	468	325,026
Cathay General Bancorp	11,137	419,197
Central Pacific Financial Corp.	17,364	392,947
Charles Schwab Corp.	7,328	452,284
Comerica, Inc.	6,327	430,869
Community Bank System, Inc.	4,425	315,016
CVB Financial Corp.	15,196	325,346
East West Bancorp, Inc.	7,548	544,664
Encore Capital Group, Inc.(a)	6,460	215,893
Enstar Group, Ltd.(a)	1,656	352,049
FactSet Research Systems, Inc.	770	234,011
FB Financial Corp.	9,490	402,471
Federated Hermes, Inc.	11,488	306,959
Fidelity National Financial, Inc., Class A	7,875	301,455
First Busey Corp.	15,097	345,570
First Financial Bankshares, Inc.	8,800	393,008
First Foundation, Inc.	17,650	403,302
First Interstate BancSystem, Inc., Class A	8,038	365,086
First Merchants Corp.	10,603	445,856
First Republic Bank	2,375	391,281
Flagstar Bancorp, Inc.	8,150	353,629
Glacier Bancorp, Inc.	7,510	407,042
HarborOne Bancorp, Inc.	29,757	355,596
Hilltop Holdings, Inc.	13,264	438,243
Home BancShares, Inc.	16,223	396,490
HomeStreet, Inc.	9,417	404,554
Independent Bank Group, Inc.	5,581	388,940
Kinsale Capital Group, Inc.	1,351	237,857
Lakeland Financial Corp.	5,801	399,979
LPL Financial Holdings, Inc.	3,187	419,218
MarketAxess Holdings, Inc.	553	307,435
Meta Financial Group, Inc.	13,972	618,820
Moody's Corp.	903	248,226
Nasdaq, Inc.	2,024	279,899
National Bank Holdings Corp., Class A	9,497	368,009
Northern Trust Corp.	3,260	310,124
Old National Bancorp	19,036	345,123
OneMain Holdings, Inc.	7,977	374,201
Park National Corp.(b)	2,876	356,624
PennyMac Financial Services, Inc., Class A	4,457	263,899
PJT Partners, Inc., Class A	4,459	310,881

Security Description	Shares	Value
Financials (continued)
PNC Financial Services Group, Inc.	2,307	$388,407
Preferred Bank	7,657	443,723
Primerica, Inc.	2,104	297,148
Progressive Corp.	2,725	234,214
Prosperity Bancshares, Inc.	5,059	371,685
S&P Global, Inc.	725	238,786
ServisFirst Bancshares, Inc.	7,189	356,287
Signature Bank/New York NY	2,837	619,431
Simmons First National Corp., Class A	15,931	466,460
Stifel Financial Corp.	7,263	443,624
Stock Yards Bancorp, Inc.	6,431	316,855
SVB Financial Group(a)	1,034	522,542
Synovus Financial Corp.	11,521	487,454
T Rowe Price Group, Inc.	2,026	328,496
TCF Financial Corp.	10,130	454,027
The Hartford Financial Services Group, Inc.	6,851	347,277
Towne Bank	15,151	436,955
Truist Financial Corp.	6,516	371,151
UMB Financial Corp.	5,032	424,550
United Bankshares, Inc.	10,305	380,770
Valley National Bancorp	35,668	436,933
Veritex Holdings, Inc.	14,802	430,442
Victory Capital Holdings, Inc., Class A(b)	15,305	363,494
Virtu Financial, Inc., Class A	9,661	263,455
Washington Trust Bancorp, Inc.	7,614	362,046
Webster Financial Corp.	9,501	525,500
Westamerica BanCorp	4,613	277,287
Western Alliance Bancorp	7,544	690,351
Zions Bancorp NA	8,242	438,227
Total Financials		29,724,810

Health Care (11.97%)
Abbott Laboratories	2,434	291,545
AbbVie, Inc.	2,824	304,258
Addus HomeCare Corp.(a)	2,696	290,009
Alexion Pharmaceuticals, Inc.(a)	2,222	339,410
Align Technology, Inc.(a)	765	433,839
Amedisys, Inc.(a)	1,071	271,648
AmerisourceBergen Corp.	2,706	273,901
Amgen, Inc.	1,045	235,041
Anthem, Inc.	987	299,249
Bio-Rad Laboratories, Inc., Class A(a)	499	291,665
Boston Scientific Corp.(a)	6,180	239,660
Catalent, Inc.(a)	3,045	346,247
Catalyst Pharmaceuticals, Inc.(a)	76,432	297,320
Charles River Laboratories International, Inc.(a)	1,140	326,200
Chemed Corp.	524	233,290
Coherus Biosciences, Inc.(a)(b)	13,704	222,553
Corcept Therapeutics, Inc.(a)	14,363	361,229
CVS Health Corp.	4,462	303,996
Danaher Corp.	1,230	270,194
DaVita, Inc.(a)	2,858	291,888

Security Description	Shares	Value
Health Care (continued)
DexCom, Inc.(a)	652	$259,353
Eli Lilly & Co.	1,711	350,567
Emergent BioSolutions, Inc.(a)	2,525	242,400
Ensign Group, Inc.	4,670	383,033
Exelixis, Inc.(a)	10,125	219,308
HCA Healthcare, Inc.	1,890	325,137
Hologic, Inc.(a)	4,181	301,408
Humana, Inc.	642	243,735
ICU Medical, Inc.(a)	1,338	277,635
IDEXX Laboratories, Inc.(a)	695	361,518
Innoviva, Inc.(a)	22,719	259,678
Intuitive Surgical, Inc.(a)	359	264,511
Johnson & Johnson	1,742	276,037
Masimo Corp.(a)	1,150	288,340
Medpace Holdings, Inc.(a)	2,138	347,275
Merck & Co., Inc.	3,081	223,742
Meridian Bioscience, Inc.(a)	16,997	358,297
Mettler-Toledo International, Inc.(a)	260	290,173
Molina Healthcare, Inc.(a)	1,412	306,065
PerkinElmer, Inc.	2,167	273,237
Pfizer, Inc.	7,334	245,616
Quidel Corp.(a)	1,577	259,038
Regeneron Pharmaceuticals, Inc.(a)	447	201,405
ResMed, Inc.	1,462	281,844
Supernus Pharmaceuticals, Inc.(a)	11,694	314,218
Teleflex, Inc.	694	276,295
Thermo Fisher Scientific, Inc.	596	268,248
UnitedHealth Group, Inc.	835	277,404
Vanda Pharmaceuticals, Inc.(a)	26,668	497,358
Veeva Systems, Inc., Class A(a)	929	260,222
Vertex Pharmaceuticals, Inc.(a)	971	206,386
Viemed Healthcare, Inc.(a)	31,250	294,688
West Pharmaceutical Services, Inc.	912	255,953
Zoetis, Inc.	1,598	248,074
Total Health Care		15,661,340

Industrials (16.87%)
3M Co.	1,542	269,943
AAON, Inc.	4,474	344,945
Advanced Drainage Systems, Inc.	4,363	480,017
Aerojet Rocketdyne Holdings, Inc.(a)	6,367	326,436
AeroVironment, Inc.(a)	3,959	435,807
Air Lease Corp.	8,067	369,953
AMETEK, Inc.	2,510	296,105
Arcosa, Inc.	5,768	327,219
Atkore, Inc.(a)	10,223	691,586
Builders FirstSource, Inc.(a)	15,847	685,620
BWX Technologies, Inc.	4,490	260,465
Caterpillar, Inc.	1,728	373,041
Chart Industries, Inc.(a)	3,646	521,706
Cintas Corp.	790	256,229
Comfort Systems USA, Inc.	4,981	308,523
Copart, Inc.(a)	2,443	266,678
CoStar Group, Inc.(a)	303	249,599

Security Description	Shares	Value
Industrials (continued)
CSW Industrials, Inc.	3,457	$434,095
Cummins, Inc.	1,222	309,410
Deere & Co.	1,190	415,453
Dover Corp.	2,265	279,184
Emerson Electric Co.	3,753	322,383
Expeditors International of Washington, Inc.	2,752	252,744
Exponent, Inc.	3,340	322,210
Fastenal Co.	5,807	269,271
Federal Signal Corp.	8,278	301,402
Fortune Brands Home & Security, Inc.	3,054	253,910
FTI Consulting, Inc.(a)	2,406	275,607
Generac Holdings, Inc.(a)	1,372	452,156
General Dynamics Corp.	1,769	289,178
Gibraltar Industries, Inc.(a)	4,052	353,942
Great Lakes Dredge & Dock Corp.(a)	28,252	429,148
HEICO Corp., Class A	2,797	323,781
Honeywell International, Inc.	1,526	308,786
Hubbell, Inc.	1,788	317,388
Illinois Tool Works, Inc.	1,306	264,047
Insperity, Inc.	3,802	337,237
ITT, Inc.	4,008	332,584
JB Hunt Transport Services, Inc.	1,931	283,606
John Bean Technologies Corp.	2,574	379,845
Kforce, Inc.	7,767	398,835
L3Harris Technologies, Inc.	1,451	263,951
Lockheed Martin Corp.	661	218,295
McGrath RentCorp	4,247	329,822
MSA Safety, Inc.	1,990	320,370
MYR Group, Inc.(a)	7,291	429,804
National Presto Industries, Inc.	3,028	309,855
Nordson Corp.	1,307	251,480
Northrop Grumman Corp.	766	223,412
Old Dominion Freight Line, Inc.	1,313	281,993
PACCAR, Inc.	3,025	275,245
Parker-Hannifin Corp.	1,223	350,952
Rockwell Automation, Inc.	1,142	277,826
Roper Technologies, Inc.	642	242,432
Simpson Manufacturing Co., Inc.	2,582	251,642
Sterling Construction Co., Inc.(a)	19,388	441,659
Teledyne Technologies, Inc.(a)	804	298,284
The Timken Co.	4,460	349,441
Toro Co.	3,048	307,147
TransUnion	2,935	247,156
Trex Co., Inc.(a)	3,675	336,777
TriNet Group, Inc.(a)	4,149	333,040
UFP Industries, Inc.	4,568	278,648
Union Pacific Corp.	1,268	261,157
United Parcel Service, Inc., Class B	1,590	250,950
Watts Water Technologies, Inc., Class A	2,563	292,413
WW Grainger, Inc.	723	269,469
Total Industrials		22,063,294

Security Description	Shares	Value
Information Technology (19.16%)
Acacia Communications, Inc.(a)	3,741	$430,178
ACI Worldwide, Inc.(a)	9,585	366,722
Adobe, Inc.(a)	520	239,028
Advanced Micro Devices, Inc.(a)	3,254	274,996
Akamai Technologies, Inc.(a)	2,383	225,193
Alarm.com Holdings, Inc.(a)	4,469	392,736
Amdocs, Ltd.	4,387	332,578
Amkor Technology, Inc.	22,508	537,716
Amphenol Corp., Class A	2,371	297,987
ANSYS, Inc.(a)	782	266,654
Apple, Inc.	2,223	269,561
Applied Materials, Inc.	4,489	530,555
Arista Networks, Inc.(a)	1,244	348,121
Aspen Technology, Inc.(a)	1,985	298,762
Autodesk, Inc.(a)	1,089	300,564
Axcelis Technologies, Inc.(a)	11,907	439,011
Booz Allen Hamilton Holding Corp.	3,061	236,126
Broadcom, Inc.	700	328,909
Broadridge Financial Solutions, Inc.	1,893	269,734
CACI International, Inc., Class A(a)	1,140	252,328
Cadence Design Systems, Inc.(a)	2,440	344,260
CDW Corp.	2,249	352,846
Ciena Corp.(a)	6,170	321,889
Citrix Systems, Inc.	1,908	254,871
Cognizant Technology Solutions Corp., Class A	3,661	269,010
Digital Turbine, Inc.(a)	8,890	734,047
Enphase Energy, Inc.(a)	3,558	626,421
Entegris, Inc.	3,723	391,697
EPAM Systems, Inc.(a)	766	286,185
Fair Isaac Corp.(a)	589	269,497
FleetCor Technologies, Inc.(a)	1,104	306,150
Fortinet, Inc.(a)	2,173	366,911
Gartner, Inc.(a)	1,913	342,504
International Business Machines Corp.	2,097	249,396
Intuit, Inc.	796	310,551
j2 Global, Inc.(a)	3,544	394,731
Jack Henry & Associates, Inc.	1,623	240,918
Keysight Technologies, Inc.(a)	2,669	377,717
KLA Corp.	1,420	441,947
Lam Research Corp.	830	470,768
Leidos Holdings, Inc.	2,894	255,974
ManTech International Corp., Class A	3,501	273,638
Maxim Integrated Products, Inc.	3,808	354,791
Methode Electronics, Inc.	9,116	354,886
Microsoft Corp.	1,218	283,039
Mitek Systems, Inc.(a)	20,269	309,710
MKS Instruments, Inc.	2,417	398,563
Monolithic Power Systems, Inc.	993	371,898
NetApp, Inc.	5,658	354,191
NVIDIA Corp.	499	273,741
Oracle Corp.	4,168	268,878
Paychex, Inc.	3,254	296,342

Security Description	Shares	Value
Information Technology (continued)
Paycom Software, Inc.(a)	916	$342,804
PayPal Holdings, Inc.(a)	1,380	358,593
Power Integrations, Inc.	4,671	412,776
Qorvo, Inc.(a)	1,975	345,092
Qualys, Inc.(a)	2,608	253,393
salesforce.com, Inc.(a)	1,030	222,995
ServiceNow, Inc.(a)	541	288,602
Skyworks Solutions, Inc.	1,822	323,988
SPS Commerce, Inc.(a)	3,362	338,654
SS&C Technologies Holdings, Inc.	4,191	277,779
Sykes Enterprises, Inc.(a)	7,858	321,078
SYNNEX Corp.	4,618	411,741
Synopsys, Inc.(a)	1,217	298,421
Teradyne, Inc.	3,326	427,757
Texas Instruments, Inc.	1,826	314,565
Trimble, Inc.(a)	4,930	365,510
TTEC Holdings, Inc.	4,646	390,914
Tyler Technologies, Inc.(a)	763	353,589
VeriSign, Inc.(a)	1,256	243,702
VMware, Inc., Class A(a)	1,812	250,437
Zebra Technologies Corp., Class A(a)	988	493,437
Zoom Video Communications, Inc., Class A(a)	621	232,012
Total Information Technology		25,053,265

Materials (4.06%)
Air Products and Chemicals, Inc.	854	218,299
Balchem Corp.	2,671	318,810
Berry Global Group, Inc.(a)	4,980	275,892
Celanese Corp.	2,327	323,244
Commercial Metals Co.	12,511	314,652
Compass Minerals International, Inc.	4,409	278,164
Crown Holdings, Inc.(a)	3,390	323,948
Eagle Materials, Inc.	2,987	374,510
FMC Corp.	2,296	233,480
FutureFuel Corp.	21,369	313,697
Ingevity Corp.(a)	4,499	312,590
Martin Marietta Materials, Inc.	1,177	396,496
Newmont Corp.	3,841	208,874
RPM International, Inc.	3,014	240,035
Scotts Miracle-Gro Co.	1,599	340,827
Sherwin-Williams Co.	358	243,562
Silgan Holdings, Inc.	7,043	264,535
Vulcan Materials Co.	1,933	322,792
Total Materials		5,304,407

Utilities (1.81%)
Alliant Energy Corp.	4,918	227,015
American States Water Co.	3,543	258,816
Entergy Corp.	2,688	233,345
NRG Energy, Inc.	8,392	306,392
PPL Corp.	9,361	245,165
Public Service Enterprise Group, Inc.	4,971	267,589
Sempra Energy	2,182	253,068
Southern Co.	4,844	274,752

Security Description	Shares	Value
Utilities (continued)
UGI Corp.	7,819	$299,546
Total Utilities		2,365,688

TOTAL COMMON STOCKS
(Cost $86,019,349)		128,880,245

Security Description	Shares	Value
LIMITED PARTNERSHIPS (1.26%)
Energy (1.26%)
BP Midstream Partners LP	24,319	277,480
Hess Midstream LP, Class A	15,536	325,790
Magellan Midstream Partners LP	6,963	290,148
Noble Midstream Partners LP	33,720	472,080
Shell Midstream Partners LP	25,932	283,955
Total Energy		1,649,453

TOTAL LIMITED PARTNERSHIPS
(Cost $1,392,233)		1,649,453

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.97%)
Money Market Fund (0.14%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $187,698)	0.03%	187,698	187,698

Investments Purchased with Collateral from Securities Loaned (0.83%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%
(Cost $1,081,425)		1,081,425	1,081,425
TOTAL SHORT TERM INVESTMENTS
(Cost $1,269,123)			1,269,123

TOTAL INVESTMENTS (100.78%)
(Cost $88,680,705)			$131,798,821
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.78%)			(1,011,529)
NET ASSETS - 100.00%			$130,787,292

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,499,130.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2021, the market value of those securities was $452,169 representing 0.35% of net assets.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (66.98%)
Communications (6.68%)
Alphabet, Inc.
2.00%, 08/15/2026	$171,000	$179,473
AT&T, Inc.
3.40%, 05/15/2025	110,000	120,045
2.55%, 12/01/2033(a)	1,754,000	1,682,678
Comcast Corp.
3.60%, 03/01/2024	61,000	66,446
3.55%, 05/01/2028	171,000	190,640
4.15%, 10/15/2028	935,000	1,083,420
Discovery Communications LLC
2.95%, 03/20/2023	59,000	61,853
3.95%, 03/20/2028	110,000	122,387
Time Warner Cable LLC
4.00%, 09/01/2021	80,000	80,688
T-Mobile USA, Inc.
4.00%, 04/15/2022	171,000	177,464
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	55,000	56,174
3.15%, 09/17/2025	37,000	40,441
VeriSign, Inc.
4.63%, 05/01/2023	171,000	172,390
Verizon Communications, Inc.
3.38%, 02/15/2025	729,000	794,182
3M US L + 1.10%, 05/15/2025(b)	99,000	101,810
4.33%, 09/21/2028	171,000	198,225
4.02%, 12/03/2029	98,000	111,951
ViacomCBS, Inc.
3.50%, 01/15/2025	316,000	341,379
3.70%, 06/01/2028	37,000	40,866
Walt Disney Co.
3.00%, 09/15/2022	110,000	114,504
2.00%, 09/01/2029	1,070,000	1,077,101
Total Communications		6,814,117

Consumer Discretionary (4.83%)
ADT Security Corp.
4.13%, 06/15/2023	80,000	83,506
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	234,000	256,148
3.40%, 12/06/2027	171,000	186,676
Amazon.com, Inc.
3.15%, 08/22/2027	347,000	383,551
American Honda Finance Corp.
2.60%, 11/16/2022	128,000	132,811
CoreCivic, Inc.
4.63%, 05/01/2023	171,000	165,870
Delta Air Lines, Inc.
3.40%, 04/19/2021	171,000	171,378
eBay, Inc.
3.45%, 08/01/2024	110,000	119,230

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
General Motors Financial Co., Inc.
4.38%, 09/25/2021	$55,000	$56,269
3.70%, 05/09/2023	298,000	315,748
3.60%, 06/21/2030	922,000	992,369
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	171,000	172,282
Home Depot, Inc.
2.70%, 04/01/2023	234,000	244,050
Lowe's Cos., Inc.
2.50%, 04/15/2026	110,000	116,623
3.10%, 05/03/2027	110,000	121,016
Marriott International, Inc.
4.00%, 04/15/2028(c)	159,000	172,403
McDonald's Corp.
3.70%, 01/30/2026	171,000	190,701
3.50%, 03/01/2027	55,000	61,040
Starbucks Corp.
3.85%, 10/01/2023	171,000	184,407
TJX Cos., Inc.
2.75%, 06/15/2021	55,000	55,041
Toyota Motor Corp.
3.42%, 07/20/2023	417,000	447,289
Toyota Motor Credit Corp.
3M US L + 0.39%, 01/11/2023(b)	171,000	171,938
3.20%, 01/11/2027	110,000	121,403
Total Consumer Discretionary		4,921,749

Consumer Staples (3.76%)
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	809,000	902,045
4.00%, 04/13/2028	1,084,000	1,227,943
Constellation Brands, Inc.
2.70%, 05/09/2022	55,000	56,420
4.25%, 05/01/2023	171,000	184,279
4.75%, 12/01/2025	55,000	63,687
Kroger Co.
3.70%, 08/01/2027	56,000	63,269
PepsiCo, Inc.
1.70%, 10/06/2021	417,000	420,260
3.10%, 07/17/2022	171,000	176,873
Procter & Gamble Co.
2.45%, 11/03/2026	171,000	183,289
Walmart, Inc.
3.40%, 06/26/2023	163,000	174,130
3.30%, 04/22/2024	171,000	184,750
3.70%, 06/26/2028	171,000	195,276
Total Consumer Staples		3,832,221

Energy (6.74%)
BP Capital Markets America, Inc.
3.25%, 05/06/2022	596,000	616,450
BP Capital Markets PLC
3.51%, 03/17/2025	159,000	174,434
3.72%, 11/28/2028	110,000	123,821

Security Description	Principal Amount	Value
Energy (continued)
Chevron Corp.
2.90%, 03/03/2024	$298,000	$317,770
3.33%, 11/17/2025	171,000	187,994
2.95%, 05/16/2026	168,000	181,740
ConocoPhillips
3.75%, 10/01/2027(a)	118,000	132,675
ConocoPhillips Co.
4.95%, 03/15/2026	110,000	128,904
Continental Resources, Inc.
4.50%, 04/15/2023	171,000	175,851
3.80%, 06/01/2024	171,000	175,444
Energy Transfer Operating LP
3.60%, 02/01/2023	102,000	107,067
4.25%, 03/15/2023	35,000	37,103
Enterprise Products Operating LLC
3.35%, 03/15/2023	298,000	312,776
Exxon Mobil Corp.
2.22%, 03/01/2021	298,000	298,000
3.04%, 03/01/2026	417,000	451,529
Halliburton Co.
3.80%, 11/15/2025	10,000	11,120
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	171,000	189,593
Marathon Oil Corp.
4.40%, 07/15/2027	37,000	41,737
Marathon Petroleum Corp.
3.80%, 04/01/2028	110,000	121,156
MPLX LP
4.50%, 07/15/2023	159,000	171,686
ONEOK Partners LP
3.38%, 10/01/2022	298,000	308,545
Ovintiv Exploration, Inc.
5.63%, 07/01/2024	171,000	187,646
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	234,000	255,018
5.75%, 05/15/2024	110,000	125,077
Schlumberger Investment SA
3.65%, 12/01/2023	477,000	513,787
Shell International Finance BV
2.88%, 05/10/2026	171,000	184,408
2.75%, 04/06/2030	974,000	1,023,346
Williams Cos., Inc.
4.55%, 06/24/2024	110,000	122,075
3.90%, 01/15/2025	180,000	196,026
Total Energy		6,872,778

Financials (25.75%)
Aflac, Inc.
3.63%, 11/15/2024	234,000	258,873
Aircastle, Ltd.
5.50%, 02/15/2022	234,000	244,372
Ally Financial, Inc.
4.13%, 02/13/2022	435,000	449,798
American Express Credit Corp.
2.25%, 05/05/2021	234,000	234,447
American International Group, Inc.
4.13%, 02/15/2024	100,000	110,369
3.90%, 04/01/2026	110,000	123,157

Security Description	Principal Amount	Value
Financials (continued)
Bank of America Corp.
3M US L + 0.77%, 02/05/2026(b)	$596,000	$603,345
4.25%, 10/22/2026	1,454,000	1,662,388
Bank of Montreal
1.90%, 08/27/2021	596,000	601,124
2.35%, 09/11/2022	171,000	176,578
2.55%, 11/06/2022	110,000	113,993
Bank of New York Mellon Corp.
3M US L + 1.05%, 10/30/2023(b)	291,000	295,634
3.25%, 05/16/2027	40,000	44,281
Barclays PLC
3M US L + 1.38%, 05/16/2024(b)	298,000	303,901
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	298,000	326,591
BNP Paribas SA
3.25%, 03/03/2023	159,000	168,631
Boston Properties LP
3.85%, 02/01/2023	477,000	503,850
Capital One Financial Corp.
3.50%, 06/15/2023	362,000	387,014
3.30%, 10/30/2024	80,000	86,788
3.80%, 01/31/2028	33,000	36,959
Charles Schwab Corp.
2.65%, 01/25/2023	171,000	178,313
Chubb INA Holdings, Inc.
2.70%, 03/13/2023	70,000	73,378
3.35%, 05/03/2026	287,000	316,494
Citigroup, Inc.
2.70%, 03/30/2021	215,000	215,412
3M US L + 1.43%, 09/01/2023(b)	298,000	303,416
4.45%, 09/29/2027	171,000	196,686
6.63%, 06/15/2032	602,000	817,968
CME Group, Inc.
3.75%, 06/15/2028	55,000	62,740
Cooperatieve Rabobank UA
4.63%, 12/01/2023	298,000	329,650
Credit Suisse Group AG
4.55%, 04/17/2026	270,000	310,598
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	100,000	100,379
Deutsche Bank AG
4.25%, 10/14/2021	171,000	174,845
3.95%, 02/27/2023	110,000	116,667
Discover Bank
3.20%, 08/09/2021	55,000	55,557
4.65%, 09/13/2028	159,000	185,688
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	99,000	104,669

Security Description	Principal Amount	Value
Financials (continued)
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(b)	$477,000	$482,351
3M US L + 1.60%, 11/29/2023(b)	298,000	308,853
3.50%, 11/16/2026	35,000	38,418
5.95%, 01/15/2027	835,000	1,029,616
Host Hotels & Resorts LP
4.00%, 06/15/2025	110,000	118,057
HSBC Holdings PLC
4.30%, 03/08/2026	159,000	180,063
3.90%, 05/25/2026	234,000	261,195
3M US L + 1.38%, 09/12/2026(b)	171,000	176,750
4.38%, 11/23/2026	110,000	124,259
Huntington Bancshares, Inc.
4.00%, 05/15/2025	37,000	41,402
Huntington National Bank
3.25%, 05/14/2021	234,000	234,840
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	110,000	122,030
3.10%, 09/15/2027	154,000	169,762
3.75%, 09/21/2028	171,000	191,530
International Lease Finance Corp.
5.88%, 08/15/2022	159,000	170,588
JPMorgan Chase & Co.
3.38%, 05/01/2023	234,000	248,604
3M US L + 1.23%, 10/24/2023(b)	693,000	705,481
4.25%, 10/01/2027	1,134,000	1,313,441
KeyBank NA/Cleveland OH
3.38%, 03/07/2023	159,000	168,733
KeyCorp
5.10%, 03/24/2021	362,000	363,088
Lincoln National Corp.
3.35%, 03/09/2025	234,000	255,934
3.80%, 03/01/2028	55,000	62,208
M&T Bank Corp.
3M US L + 0.68%, 07/26/2023(b)	298,000	301,168
MetLife, Inc.
3.60%, 04/10/2024	289,000	315,985
6.50%, 12/15/2032	37,000	53,694
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	234,000	262,429
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	171,000	175,447
3M US L + 1.00%, 09/11/2024(b)	596,000	605,771
3.17%, 09/11/2027	55,000	60,644
Morgan Stanley
3M US L + 1.40%, 10/24/2023(b)	596,000	608,558
5.00%, 11/24/2025	362,000	422,155
3.63%, 01/20/2027	460,000	514,855
National Australia Bank, Ltd.
2.50%, 07/12/2026	55,000	58,781

Security Description	Principal Amount	Value
Financials (continued)
Natwest Group PLC
3M US L + 1.48%, 05/15/2023(b)	$234,000	$242,152
3M US L + 1.47%, 05/15/2023(b)	298,000	302,088
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	234,000	257,916
3.45%, 04/23/2029	922,000	1,031,033
Prudential Financial, Inc.
4.50%, 11/16/2021	110,000	113,276
Simon Property Group LP
3.38%, 10/01/2024	55,000	59,539
3.38%, 12/01/2027	110,000	120,867
Starwood Property Trust, Inc.
5.00%, 12/15/2021	159,000	161,683
State Street Corp.
3.30%, 12/16/2024	171,000	188,243
3.55%, 08/18/2025	80,000	88,846
Truist Bank
3.30%, 05/15/2026	234,000	256,016
UBS Group AG
3.49%, 05/23/2023(a)	110,000	114,058
4.13%, 09/24/2025(a)	100,000	112,277
4.13%, 04/15/2026(a)	55,000	62,085
US Bancorp
2.63%, 01/24/2022	110,000	112,181
3.00%, 03/15/2022	234,000	240,198
Visa, Inc.
3.15%, 12/14/2025	171,000	187,525
2.75%, 09/15/2027	159,000	172,565
Wells Fargo & Co.
3M US L + 1.23%, 10/31/2023(b)	175,000	178,105
3.00%, 04/22/2026	1,294,000	1,397,817
Westpac Banking Corp.
2.10%, 05/13/2021	205,000	205,748
3.65%, 05/15/2023	171,000	183,276
2.70%, 08/19/2026	55,000	59,221
Total Financials		26,267,958

Health Care (6.44%)
AbbVie, Inc.
2.90%, 11/06/2022	362,000	377,045
3.85%, 06/15/2024	179,000	195,563
3.60%, 05/14/2025	55,000	60,267
3.20%, 11/21/2029	974,000	1,048,603
Aetna, Inc.
3.50%, 11/15/2024	171,000	187,182
Amgen, Inc.
3.63%, 05/22/2024	234,000	254,579
Anthem, Inc.
3.50%, 08/15/2024	55,000	59,920
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	651,000	720,836
Cigna Corp.
3.00%, 07/15/2023	288,000	303,925
4.38%, 10/15/2028	128,000	148,753
CVS Health Corp.
4.30%, 03/25/2028	788,000	905,209

Security Description	Principal Amount	Value
Health Care (continued)
Eli Lilly and Co.
2.75%, 06/01/2025	$37,000	$39,630
Gilead Sciences, Inc.
4.40%, 12/01/2021	110,000	112,266
2.50%, 09/01/2023	110,000	115,219
Johnson & Johnson
2.45%, 03/01/2026	298,000	318,955
Medtronic, Inc.
3.50%, 03/15/2025	61,000	67,076
Merck & Co., Inc.
2.80%, 05/18/2023	581,000	613,015
Pfizer, Inc.
3.20%, 09/15/2023	245,000	261,831
3.00%, 12/15/2026	110,000	121,493
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	100,000	111,041
UnitedHealth Group, Inc.
2.88%, 03/15/2023	171,000	179,728
3.75%, 07/15/2025	234,000	260,847
3.10%, 03/15/2026	99,000	108,270
Total Health Care		6,571,253

Industrials (3.93%)
3M Co.
3.25%, 02/14/2024	477,000	514,981
Boeing Co.
3.45%, 11/01/2028	171,000	179,717
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	171,000	176,884
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	37,000	37,448
2.40%, 06/06/2022	171,000	175,703
CNH Industrial Capital LLC
4.88%, 04/01/2021	171,000	171,610
CNH Industrial NV
4.50%, 08/15/2023	234,000	255,601
CSX Corp.
3.40%, 08/01/2024	171,000	186,431
2.60%, 11/01/2026	55,000	58,915
FedEx Corp.
3.40%, 02/15/2028	171,000	188,460
General Dynamics Corp.
3.50%, 05/15/2025	227,000	248,952
2.63%, 11/15/2027	171,000	181,135
Honeywell International, Inc.
2.50%, 11/01/2026	171,000	183,905
John Deere Capital Corp.
2.65%, 06/24/2024	234,000	249,718
Lockheed Martin Corp.
3.55%, 01/15/2026	171,000	190,126
Northrop Grumman Corp.
3.50%, 03/15/2021	35,000	35,042
3.25%, 01/15/2028	171,000	185,752
Textron, Inc.
3.65%, 03/01/2021	44,000	44,000
3.65%, 03/15/2027	159,000	174,109

Security Description	Principal Amount	Value
Industrials (continued)
United Parcel Service, Inc.
2.50%, 04/01/2023	$349,000	$363,393
2.40%, 11/15/2026	33,000	35,601
XPO Logistics, Inc.
6.13%, 09/01/2023(a)	171,000	174,099
Total Industrials		4,011,582

Materials (2.53%)
Ashland LLC
4.75%, 08/15/2022	26,000	27,024
Ball Corp.
4.00%, 11/15/2023	171,000	181,153
Celanese US Holdings LLC
5.88%, 06/15/2021	110,000	111,733
4.63%, 11/15/2022	110,000	117,324
DuPont de Nemours, Inc.
4.73%, 11/15/2028	974,000	1,154,097
Glencore Funding LLC
3.00%, 10/27/2022(a)	298,000	308,937
LyondellBasell Industries NV
5.75%, 04/15/2024	171,000	193,586
Nutrien, Ltd.
3.50%, 06/01/2023	171,000	181,036
Sherwin-Williams Co.
3.45%, 08/01/2025	171,000	186,553
3.45%, 06/01/2027	110,000	120,859
Total Materials		2,582,302

Technology (4.51%)
Apple, Inc.
2.40%, 05/03/2023	298,000	311,394
3.45%, 05/06/2024	171,000	186,944
2.75%, 01/13/2025	80,000	85,436
3.20%, 05/11/2027	171,000	188,634
Broadcom, Inc.
4.11%, 09/15/2028	179,000	198,176
Cisco Systems, Inc./Delaware
2.20%, 09/20/2023	110,000	115,124
Corning, Inc.
2.90%, 05/15/2022	55,000	56,422
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	30,000	30,037
Flex, Ltd.
5.00%, 02/15/2023	234,000	252,242
Intel Corp.
2.60%, 05/19/2026	171,000	182,896
International Business Machines Corp.
2.50%, 01/27/2022	298,000	304,110
3.63%, 02/12/2024	171,000	186,994
Microsoft Corp.
3.30%, 02/06/2027	809,000	900,454
3.45%, 08/08/2036	159,000	183,261
Moody's Corp.
4.50%, 09/01/2022	33,000	34,612
Oracle Corp.
3.40%, 07/08/2024	171,000	185,551
3.25%, 11/15/2027	912,000	1,005,677

Security Description	Principal Amount	Value
Technology (continued)
S&P Global, Inc.
4.00%, 06/15/2025	$171,000	$191,535
Total Technology		4,599,499

Utilities (1.81%)
Alabama Power Co.
3.55%, 12/01/2023	100,000	108,414
CMS Energy Corp.
3.60%, 11/15/2025	100,000	110,048
Consumers Energy Co.
3.38%, 08/15/2023	110,000	117,417
3.13%, 08/31/2024	110,000	118,637
Dominion Energy, Inc.
4.25%, 06/01/2028	159,000	184,814
Duke Energy Carolinas LLC
2.95%, 12/01/2026	110,000	119,893
Duke Energy Corp.
1.80%, 09/01/2021	362,000	364,276
Exelon Corp.
3.50%, 06/01/2022	110,000	113,976
3.40%, 04/15/2026	99,000	108,933
Exelon Generation Co. LLC
4.25%, 06/15/2022	55,000	56,946
Southern Co.
2.95%, 07/01/2023	298,000	313,824
Southwestern Electric Power Co.
4.10%, 09/15/2028	110,000	124,672
Total Utilities		1,841,850

TOTAL CORPORATE BONDS
(Cost $65,993,453)		68,315,309

Security Description	Principal Amount	Value
GOVERNMENT BONDS (23.98%)
United States Treasury Bond
2.75%, 02/15/2028	5,940,000	6,575,536
3.88%, 08/15/2040	831,300	1,084,294
2.75%, 11/15/2047	1,130,000	1,260,833
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(d)	310,670	448,420
United States Treasury Note
2.88%, 11/15/2021	2,969,000	3,027,666
2.88%, 10/31/2023	1,775,000	1,898,557
3.00%, 10/31/2025	2,969,000	3,282,367
United States Treasury Strip Principal
0.00%, 02/15/2038(e)	2,969,000	2,144,991
0.00%, 08/15/2039(e)	3,559,000	2,454,580
0.00%, 11/15/2046(e)	1,775,000	993,716
0.00%, 05/15/2048(e)	2,367,000	1,283,698
TOTAL GOVERNMENT BONDS
(Cost $22,251,428)		24,454,658

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.40%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.03%	8,565,024	8,565,024
TOTAL SHORT TERM INVESTMENTS
(Cost $8,565,024)			8,565,024

TOTAL INVESTMENTS (99.36%)
(Cost $96,809,905)			$101,334,991
OTHER ASSETS IN EXCESS OF LIABILITIES (0.64%)			656,214
NET ASSETS - 100.00%			$101,991,205

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
3M US L - 3 Month LIBOR as of February 28, 2021 was 0.19%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,616,846, representing 2.57% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of February 28, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2021, the market value of those securities was $172,403 representing 0.17% of net assets.
(d)	Principal amount of security is adjusted for inflation.
(e)	Zero coupon bond.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (81.79%)
Communications (15.67%)
Altice France SA
7.38%, 05/01/2026(a)	$224,000	$233,957
AMC Networks, Inc.
4.75%, 08/01/2025	78,000	80,340
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 02/15/2026(a)	111,000	114,857
5.13%, 05/01/2027(a)	112,000	117,330
5.00%, 02/01/2028(a)	39,000	40,891
CSC Holdings LLC
5.75%, 01/15/2030(a)	224,000	239,401
DISH DBS Corp.
5.88%, 07/15/2022	85,000	88,460
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	56,000	56,980
6.63%, 08/01/2026	56,000	62,658
Lumen Technologies, Inc.
6.45%, 06/15/2021	145,000	147,030
7.50%, 04/01/2024	29,000	32,589
Netflix, Inc.
5.50%, 02/15/2022	106,000	110,306
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	29,000	28,843
Sirius XM Radio, Inc.
4.63%, 07/15/2024	111,000	114,330
Sprint Communications, Inc.
6.00%, 11/15/2022	120,000	128,413
Sprint Corp.
7.88%, 09/15/2023	56,000	64,190
7.13%, 06/15/2024	56,000	64,552
T-Mobile USA, Inc.
4.50%, 02/01/2026	169,000	172,928
Uber Technologies, Inc.
8.00%, 11/01/2026(a)	111,000	120,241
VeriSign, Inc.
4.75%, 07/15/2027	56,000	59,255
ViacomCBS, Inc.
5.88%, 02/28/2057	40,000	40,875
Ziggo BV
5.50%, 01/15/2027(a)	85,000	88,473
Total Communications		2,206,899

Consumer Discretionary (16.57%)
Anixter, Inc.
5.50%, 03/01/2023	59,000	61,575
Aramark Services, Inc.
5.00%, 02/01/2028(a)	58,000	59,522
Boyd Gaming Corp.
6.38%, 04/01/2026	58,000	60,002
Builders FirstSource, Inc.
6.75%, 06/01/2027(a)	37,000	39,729

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(a)	$130,000	$141,952
Dana, Inc.
5.50%, 12/15/2024	85,000	86,647
Delta Air Lines, Inc.
7.00%, 05/01/2025(a)	100,000	116,235
Ford Motor Co.
9.00%, 04/22/2025	254,000	308,672
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	224,000	236,180
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	39,000	39,909
Hanesbrands, Inc.
4.88%, 05/15/2026(a)	161,000	173,634
International Game Technology PLC
6.25%, 02/15/2022(a)	66,000	67,361
KB Home
7.50%, 09/15/2022	72,000	78,373
L Brands, Inc.
5.63%, 02/15/2022	29,000	29,997
Lennar Corp.
4.75%, 11/29/2027	111,000	128,621
MGM Resorts International
6.00%, 03/15/2023	111,000	118,493
Penske Automotive Group, Inc.
5.50%, 05/15/2026	78,000	80,486
PulteGroup, Inc.
5.00%, 01/15/2027	23,000	26,993
Scotts Miracle-Gro Co.
5.25%, 12/15/2026	78,000	81,983
Service Corp. International
4.63%, 12/15/2027	99,000	104,680
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	56,000	56,137
Toll Brothers Finance Corp.
4.88%, 03/15/2027	56,000	64,179
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025(a)	56,000	59,430
Wynn Macau, Ltd.
4.88%, 10/01/2024(a)	112,000	113,692
Total Consumer Discretionary		2,334,482

Consumer Staples (5.04%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
7.50%, 03/15/2026(a)	130,000	142,477
B&G Foods, Inc.
5.25%, 04/01/2025	56,000	57,478
Kraft Heinz Foods Co.
3.00%, 06/01/2026	111,000	118,406
Pilgrim's Pride Corp.
5.75%, 03/15/2025(a)	56,000	57,179
Post Holdings, Inc.
5.00%, 08/15/2026(a)	100,000	104,403
Spectrum Brands, Inc.
5.75%, 07/15/2025	161,000	166,031

Security Description	Principal Amount	Value
Consumer Staples (continued)
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	$63,000	$64,313
Total Consumer Staples		710,287

Energy (10.54%)
Chesapeake Energy Corp.
5.50%, 02/01/2026(a)	150,000	156,659
Continental Resources, Inc.
3.80%, 06/01/2024	111,000	113,884
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(a)	56,000	56,667
DCP Midstream Operating LP
5.38%, 07/15/2025	78,000	83,297
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(a)	56,000	57,260
EQM Midstream Partners LP
5.50%, 07/15/2028	111,000	114,567
EQT Corp.
3.90%, 10/01/2027	72,000	74,970
Murphy Oil Corp.
5.75%, 08/15/2025	85,000	84,372
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025	58,000	48,830
Occidental Petroleum Corp.
3.50%, 06/15/2025	230,000	226,407
Parkland Corp.
6.00%, 04/01/2026(a)	85,000	88,878
SM Energy Co.
6.13%, 11/15/2022	56,000	55,405
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026	56,000	57,756
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 04/15/2026	85,000	88,670
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	85,000	87,922
WPX Energy, Inc.
5.75%, 06/01/2026	85,000	89,484
Total Energy		1,485,028

Financials (8.10%)
Ally Financial, Inc.
5.75%, 11/20/2025	112,000	127,968
CIT Group, Inc.
5.00%, 08/15/2022	131,000	138,394
5.25%, 03/07/2025	46,000	52,411
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 02/01/2022	21,000	21,011
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	111,000	115,673

Security Description	Principal Amount	Value
Financials (continued)
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	$56,000	$61,009
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	56,000	60,585
Navient Corp.
6.50%, 06/15/2022	99,000	102,973
OneMain Finance Corp.
5.63%, 03/15/2023	89,000	94,841
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	7,000	7,318
Quicken Loans LLC
5.25%, 01/15/2028(a)	78,000	82,440
Service Properties Trust
5.50%, 12/15/2027	111,000	119,317
Starwood Property Trust, Inc.
4.75%, 03/15/2025	39,000	39,987
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	111,000	116,704
Total Financials		1,140,631

Health Care (6.05%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(a)	29,000	29,685
9.00%, 12/15/2025(a)	39,000	42,488
6.25%, 02/15/2029(a)	169,000	179,985
CHS/Community Health Systems, Inc.
6.63%, 02/15/2025(a)	100,000	105,350
HCA, Inc.
5.88%, 05/01/2023	130,000	142,052
Tenet Healthcare Corp.
4.88%, 01/01/2026(a)	169,000	174,903
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	11,000	11,021
2.80%, 07/21/2023	169,000	165,831
Total Health Care		851,315

Industrials (5.87%)
Bombardier, Inc.
6.13%, 01/15/2023(a)	56,000	55,454
Howmet Aerospace, Inc.
5.13%, 10/01/2024	78,000	84,915
Terex Corp.
5.63%, 02/01/2025(a)	112,000	115,150
TransDigm, Inc.
6.25%, 03/15/2026(a)	169,000	178,304
United Rentals North America, Inc.
5.88%, 09/15/2026	161,000	169,050
WESCO Distribution, Inc.
5.38%, 06/15/2024	139,000	142,475

Security Description	Principal Amount	Value
Industrials (continued)
XPO Logistics, Inc.
6.75%, 08/15/2024(a)	$78,000	$81,998
Total Industrials		827,346

Materials (6.64%)
Ball Corp.
4.88%, 03/15/2026	56,000	62,520
Berry Global, Inc.
4.88%, 07/15/2026(a)	39,000	41,689
Chemours Co.
7.00%, 05/15/2025	58,000	59,849
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	96,000	103,620
FMG Resources August 2006 Pty, Ltd.
5.13%, 03/15/2023(a)	56,000	59,080
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	111,000	122,447
Graphic Packaging International LLC
4.75%, 07/15/2027(a)	78,000	86,507
Koppers, Inc.
6.00%, 02/15/2025(a)	56,000	57,855
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	56,000	56,292
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	85,000	88,719
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	21,000	20,055
Sealed Air Corp.
5.25%, 04/01/2023(a)	56,000	59,312
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025(a)	39,000	40,547
United States Steel Corp.
6.88%, 08/15/2025	78,000	77,025
Total Materials		935,517

Technology (3.74%)
Amkor Technology, Inc.
6.63%, 09/15/2027(a)	39,000	42,364
CommScope Technologies LLC
6.00%, 06/15/2025(a)	48,000	48,955
CommScope, Inc.
5.50%, 03/01/2024(a)	78,000	80,154
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	53,000	53,066
7.13%, 06/15/2024(a)	29,000	30,055
MSCI, Inc.
5.38%, 05/15/2027(a)	56,000	59,780
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022(a)	30,000	30,092
NortonLifeLock, Inc.
5.00%, 04/15/2025(a)	56,000	56,840

Security Description	Principal Amount	Value
Technology (continued)
Seagate HDD Cayman
4.09%, 06/01/2029(a)	$22,000	$22,866
Western Digital Corp.
4.75%, 02/15/2026	56,000	62,020
Xerox Corp.
4.38%, 03/15/2023	39,000	40,751
Total Technology		526,943

Utilities (3.57%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	85,000	96,008
Calpine Corp.
5.13%, 03/15/2028(a)	111,000	111,712
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024(a)	56,000	64,429
NRG Energy, Inc.
6.63%, 01/15/2027	99,000	103,093
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/2024	85,000	86,540
Vistra Operations Co. LLC
5.00%, 07/31/2027(a)	39,000	40,852
Total Utilities		502,634

TOTAL CORPORATE BONDS
(Cost $11,289,007)		11,521,082

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (9.73%)
iShares iBoxx High Yield Corporate Bond ETF	8,100	$700,164
Xtrackers USD High Yield Corporate Bond ETF	13,500	670,545

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,284,173)		1,370,709

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.44%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.03%	1,047,459	1,047,459
TOTAL SHORT TERM INVESTMENTS
(Cost $1,047,459)			1,047,459

TOTAL INVESTMENTS (98.96%)
(Cost $13,620,639)			$13,939,250
OTHER ASSETS IN EXCESS OF LIABILITIES (1.04%)			146,785
NET ASSETS - 100.00%			$14,086,035

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
3M US L - 3 Month LIBOR as of February 28, 2021 was 0.19%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,976,194, representing 35.33% of net assets.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.71%)
Communication Services (5.91%)
AT&T, Inc.	59,039	$1,646,598
Facebook, Inc., Class A(a)	4,059	1,045,679
News Corp., Class B	80,603	1,847,421
Sirius XM Holdings, Inc.(b)	166,665	974,990
Verizon Communications, Inc.	30,232	1,671,830
Total Communication Services		7,186,518

Consumer Discretionary (10.78%)
Amazon.com, Inc.(a)	1,666	5,152,821
Best Buy Co., Inc.	10,218	1,025,376
Dollar General Corp.	3,487	659,008
Domino's Pizza, Inc.	2,775	961,565
Lowe's Cos., Inc.	7,524	1,201,959
NIKE, Inc., Class B	4,838	652,066
PulteGroup, Inc.	13,681	617,150
Starbucks Corp.	12,487	1,348,971
Target Corp.	8,038	1,474,491
Total Consumer Discretionary		13,093,407

Consumer Staples (7.37%)
Coca-Cola Co.	47,096	2,307,233
Colgate-Palmolive Co.	24,003	1,805,026
Mondelez International, Inc., Class A	34,637	1,841,303
Philip Morris International, Inc.	6,066	509,665
Vector Group, Ltd.	81,457	1,111,888
Walmart, Inc.	10,586	1,375,333
Total Consumer Staples		8,950,448

Energy (1.25%)
Kinder Morgan, Inc.	103,266	1,518,010

Financials (9.43%)
Ameriprise Financial, Inc.	6,741	1,491,379
Artisan Partners Asset Management, Inc., Class A	19,130	908,675
Bank of America Corp.	82,083	2,849,101
First Republic Bank	669	110,218
FNB Corp.	71,416	844,851
Fulton Financial Corp.	68,095	1,052,068
Mercury General Corp.	13,460	786,064
Navient Corp.	46,784	579,186
Progressive Corp.	13,172	1,132,133
Starwood Property Trust, Inc.	36,932	843,157
Trustmark Corp.	28,304	853,649
Total Financials		11,450,481

Health Care (9.94%)
AbbVie, Inc.	10,889	1,173,181
Boston Scientific Corp.(a)	47,238	1,831,890
Eli Lilly and Co.	13,165	2,697,377

Security Description	Shares	Value
Health Care (continued)
Humana, Inc.	3,509	$1,332,192
Merck & Co., Inc.	23,946	1,738,958
Pfizer, Inc.	56,389	1,888,468
Zoetis, Inc.	9,113	1,414,702
Total Health Care		12,076,768

Industrials (8.57%)
3M Co.	11,739	2,055,029
A O Smith Corp.	8,705	516,816
Fastenal Co.	38,615	1,790,577
Lockheed Martin Corp.	4,703	1,553,166
Northrop Grumman Corp.	3,738	1,090,225
Rollins, Inc.	53,446	1,772,804
United Parcel Service, Inc., Class B	10,324	1,629,437
Total Industrials		10,408,054

Information Technology (32.81%)
Advanced Micro Devices, Inc.(a)	13,541	1,144,350
Apple, Inc.	47,428	5,751,119
Broadcom, Inc.	6,641	3,120,407
Cadence Design Systems, Inc.(a)	15,836	2,234,301
Cisco Systems, Inc./Delaware	16,613	745,425
CommVault Systems, Inc.(a)	19,890	1,267,590
Intel Corp.	47,061	2,860,367
Microsoft Corp.	36,513	8,484,891
Motorola Solutions, Inc.	6,410	1,124,827
National Instruments Corp.	16,880	749,472
Oracle Corp.	36,480	2,353,325
Paychex, Inc.	15,160	1,380,621
Power Integrations, Inc.	15,991	1,413,125
Salesforce.com, Inc.(a)	2,993	647,984
Square, Inc., Class A(a)	9,693	2,229,681
Texas Instruments, Inc.	7,626	1,313,731
Visa, Inc.	14,302	3,037,602
Total Information Technology		39,858,818

Materials (1.68%)
Newmont Mining Corp.	28,325	1,540,314
Westrock Co.	11,478	500,326
Total Materials		2,040,640

Real Estate (10.27%)
American Assets Trust, Inc.	26,756	831,577
American Tower Corp.	7,604	1,643,453
Brandywine Realty Trust	56,742	693,955
Douglas Emmett, Inc.	16,364	535,921
Equity Residential	20,605	1,347,773
Iron Mountain, Inc.	36,308	1,263,155
Kimco Realty Corp.	1,692	31,014
Lexington Realty Trust	45,946	492,541
National Health Investors, Inc.	9,840	671,777
Omega Healthcare Investors, Inc.	18,126	673,200
Paramount Group, Inc.	86,383	800,770
Piedmont Office Realty Trust, Inc., Class A	76,196	1,299,904
Prologis, Inc.	8,892	880,930

Security Description	Shares	Value
Real Estate (continued)
Sabra Health Care REIT, Inc.	39,610	$682,084
SITE Centers Corp.	46,718	623,218
Total Real Estate		12,471,272

Utilities (1.70%)
Alliant Energy Corp.	8,854	408,701
Entergy Corp.	8,476	735,801
PPL Corp.	35,114	919,636
Total Utilities		2,064,138

TOTAL COMMON STOCKS
(Cost $97,332,900)		121,118,554

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.34%)
Money Market Fund (0.17%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $204,623)	0.03%	204,623	204,623

Investments Purchased with Collateral from Securities Loaned (0.17%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%
(Cost $203,634)		203,634	203,634
TOTAL SHORT TERM INVESTMENTS
(Cost $408,257)			408,257

TOTAL INVESTMENTS (100.05%)
(Cost $97,741,157)			$121,526,811
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.05%)			(57,177)
NET ASSETS - 100.00%			$121,469,634

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $777,798.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.91%)
Communication Services (6.08%)
Alphabet, Inc., Class A(a)	230	$465,039
Alphabet, Inc., Class C(a)	218	444,036
Comcast Corp., Class A	12,842	677,030
Facebook, Inc., Class A(a)	2,839	731,383
New York Times Co., Class A	9,091	465,187
Sirius XM Holdings, Inc.(b)	69,885	408,827
Verizon Communications, Inc.	14,104	779,951
Total Communication Services		3,971,453

Consumer Discretionary (10.56%)
Adtalem Global Education, Inc.(a)	8,765	344,465
Amazon.com, Inc.(a)	716	2,214,538
Chegg, Inc.(a)(b)	5,193	501,280
Domino's Pizza, Inc.	1,252	433,831
Hanesbrands, Inc.	19,356	342,408
Lowe's Cos., Inc.	3,953	631,492
PulteGroup, Inc.	9,381	423,177
Sonic Automotive, Inc., Class A	9,219	425,088
Target Corp.	4,007	735,044
Wendy's Co.	14,687	300,055
Williams-Sonoma, Inc.	4,153	545,247
Total Consumer Discretionary		6,896,625

Consumer Staples (7.07%)
Brown-Forman Corp.	6,738	448,683
Coca-Cola Co.	15,437	756,259
Colgate-Palmolive Co.	7,370	554,224
Mondelez International, Inc., Class A	10,409	553,342
Procter & Gamble Co.	7,008	865,698
Sprouts Farmers Market, Inc.(a)	11,796	249,014
Vector Group, Ltd.	35,023	478,064
Walmart, Inc.	5,476	711,442
Total Consumer Staples		4,616,726

Energy (0.50%)
Cabot Oil & Gas Corp.	17,457	323,129

Financials (9.59%)
Ameriprise Financial, Inc.	3,021	668,366
Berkshire Hathaway, Inc., Class B(a)	1,002	240,991
BlackRock, Inc.	1,004	697,278
First Commonwealth Financial Corp.	34,635	464,455
Hope Bancorp, Inc.	29,380	386,641
Kearny Financial Corp.	35,301	400,666
Mercury General Corp.	8,569	500,430
OceanFirst Financial Corp.	14,401	312,934
Progressive Corp.	9,691	832,941
Provident Financial Services, Inc.	21,201	428,896
S&P Global, Inc.	1,614	531,587

Security Description	Shares	Value
Financials (continued)
Trupanion, Inc.(a)	4,475	$433,001
Trustmark Corp.	12,105	365,087
Total Financials		6,263,273

Health Care (13.85%)
Alexion Pharmaceuticals, Inc.(a)	4,571	698,220
Anthem, Inc.	1,938	587,582
Boston Scientific Corp.(a)	13,348	517,636
Eli Lilly and Co.	4,426	906,843
Exelixis, Inc.(a)	19,351	419,143
HMS Holdings Corp.(a)	9,268	340,923
Johnson & Johnson	1,570	248,782
Merck & Co., Inc.	9,355	679,360
NeoGenomics, Inc.(a)(b)	8,550	435,794
Pacific Biosciences of California, Inc.(a)	23,768	726,588
Perrigo Co. PLC	7,433	299,996
Quidel Corp.(a)	2,078	341,332
RadNet, Inc.(a)	17,964	331,256
STAAR Surgical Co.(a)	4,399	457,540
UnitedHealth Group, Inc.	2,962	984,036
Vertex Pharmaceuticals, Inc.(a)	2,086	443,379
Zoetis, Inc.	4,037	626,704
Total Health Care		9,045,114

Industrials (9.18%)
3M Co.	3,653	639,494
Allison Transmission Holdings, Inc.	8,127	308,176
Cintas Corp.	1,483	480,996
CoreCivic, Inc.	50,516	362,705
Expeditors International of Washington, Inc.	3,697	339,532
Fastenal Co.	7,604	352,597
Graco, Inc.	7,830	543,010
Hubbell, Inc.	1,979	351,292
Lockheed Martin Corp.	1,503	496,366
Northrop Grumman Corp.	1,566	456,740
Rollins, Inc.	12,103	401,457
Steelcase, Inc., Class A	20,073	279,818
United Parcel Service, Inc., Class B	4,096	646,472
Vicor Corp.(a)	3,381	332,995
Total Industrials		5,991,650

Information Technology (33.75%)
Adobe, Inc.(a)	1,631	749,722
Advanced Micro Devices, Inc.(a)	7,038	594,781
Apple, Inc.	27,766	3,366,905
Broadcom, Inc.	1,522	715,142
CACI International, Inc., Class A(a)	1,193	264,059
Cognizant Technology Solutions Corp., Class A	4,847	356,158
Enphase Energy, Inc.(a)	4,995	879,420
Entegris, Inc.	5,464	574,867
EPAM Systems, Inc.(a)	1,397	521,933
Gogo, Inc.(a)(b)	35,150	416,527
Intel Corp.	16,114	979,409
Knowles Corp.(a)	25,344	526,902
Mastercard, Inc., Class A	2,852	1,009,180

Security Description	Shares	Value
Information Technology (continued)
Microsoft Corp.	14,839	$3,448,287
Monolithic Power Systems, Inc.	1,795	672,263
NCR Corp.(a)	10,338	359,349
Oracle Corp.	11,259	726,318
PayPal Holdings, Inc.(a)	4,188	1,088,252
Power Integrations, Inc.	6,737	595,349
QAD, Inc.	7,296	468,403
Salesforce.com, Inc.(a)	3,329	720,729
Square, Inc., Class A(a)	2,864	658,806
Visa, Inc.	5,155	1,094,870
VMware, Inc., Class A(a)	3,117	430,801
Zebra Technologies Corp., Class A(a)	1,642	820,064
Total Information Technology		22,038,496

Materials (4.23%)
Axalta Coating Systems, Ltd.(a)	12,111	331,115
Eastman Chemical Co.	3,445	376,401
FMC Corp.	4,235	430,657
NewMarket Corp.	644	244,063
O-I, Inc.	33,494	391,210
Packaging Corp. of America	2,264	298,893
Vulcan Materials Co.	2,423	404,617
Westrock Co.	6,595	287,476
Total Materials		2,764,432

Real Estate (4.46%)
Apartment Income REIT Corp.	7,779	318,005
Apartment Investment and Management Co., Class A	7,779	37,028
CubeSmart	9,688	358,068
Douglas Emmett, Inc.	10,252	335,753
Kennedy-Wilson Holdings, Inc.	19,721	369,966
Piedmont Office Realty Trust, Inc., Class A	24,280	414,217
Prologis, Inc.	6,998	693,292
Weingarten Realty Investors	15,117	383,821
Total Real Estate		2,910,150

Utilities (0.64%)
Entergy Corp.	4,800	416,688

TOTAL COMMON STOCKS
(Cost $51,329,330)		65,237,736

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.34%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $15,727)	0.03%	15,727	$15,727

Investments Purchased with Collateral from Securities Loaned (0.31%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%
(Cost $203,022)		203,022	203,022
TOTAL SHORT TERM INVESTMENTS
(Cost $218,749)			218,749

TOTAL INVESTMENTS (100.25%)
(Cost $51,548,079)			$65,456,485
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.25%)			(158,779)
NET ASSETS - 100.00%			$65,297,706

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,116,189.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund

Schedule of Investments

As of February 28, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (86.75%)
Communications (6.43%)
AMC Networks, Inc.
5.00%, 04/01/2024	$310,000	$314,263
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	816,000	845,298
CSC Holdings LLC
6.75%, 11/15/2021	816,000	844,050
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,042,000	1,060,235
Level 3 Financing, Inc.
3.75%, 07/15/2029(a)	936,000	934,830
T-Mobile USA, Inc.
4.50%, 02/01/2026	816,000	834,968
VeriSign, Inc.
4.63%, 05/01/2023	930,000	937,556
Videotron, Ltd.
5.00%, 07/15/2022	1,079,000	1,124,183
Total Communications		6,895,383

Consumer Discretionary (14.45%)
ADT Security Corp.
3.50%, 07/15/2022	827,000	834,753
Boyd Gaming Corp.
6.00%, 08/15/2026	643,000	667,518
Caesars Entertainment, Inc.
6.25%, 07/01/2025(a)	964,000	1,021,840
DR Horton, Inc.
4.38%, 09/15/2022	1,282,000	1,345,397
Ford Motor Co.
8.50%, 04/21/2023	964,000	1,079,680
General Motors Financial Co., Inc.
4.20%, 11/06/2021	816,000	837,037
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(a)	895,000	912,162
International Game Technology PLC
6.25%, 02/15/2022(a)	771,000	786,902
6.50%, 02/15/2025(a)	482,000	533,815
KB Home
7.00%, 12/15/2021	407,000	419,057
Las Vegas Sands Corp.
3.20%, 08/08/2024	718,000	753,383
Lennar Corp.
4.13%, 01/15/2022	407,000	416,025
4.75%, 11/29/2027	895,000	1,037,081
MGM Resorts International
6.00%, 03/15/2023	964,000	1,029,070
Newell Brands, Inc.
4.35%, 04/01/2023	290,000	305,225
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	895,000	952,066

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
PulteGroup, Inc.
5.50%, 03/01/2026	$189,000	$222,808
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	532,000	533,303
Toll Brothers Finance Corp.
5.88%, 02/15/2022	816,000	845,580
Yum! Brands, Inc.
7.75%, 04/01/2025(a)	895,000	980,025
Total Consumer Discretionary		15,512,727

Consumer Staples (3.35%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	816,000	961,237
JBS Investments II GmbH
7.00%, 01/15/2026(a)	446,000	473,545
Kraft Heinz Foods Co.
3.95%, 07/15/2025	895,000	992,969
Spectrum Brands, Inc.
5.75%, 07/15/2025	500,000	515,625
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	636,000	649,251
Total Consumer Staples		3,592,627

Energy (6.20%)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	939,000	1,089,166
EQM Midstream Partners LP
4.75%, 07/15/2023	298,000	307,777
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	1,103,000	1,119,516
Occidental Petroleum Corp.
2.90%, 08/15/2024	964,000	938,213
Ovintiv Exploration, Inc.
5.75%, 01/30/2022	1,291,000	1,333,249
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	816,000	909,559
Valero Energy Corp.
3.40%, 09/15/2026	895,000	958,925
Total Energy		6,656,405

Financials (26.24%)
Air Lease Corp.
4.25%, 02/01/2024	749,000	816,553
Ally Financial, Inc.
4.25%, 04/15/2021	1,146,000	1,151,123
Ares Capital Corp.
3.50%, 02/10/2023	898,000	942,376
Bancolombia SA
5.13%, 09/11/2022	737,000	779,212
Bank of America Corp.
4.25%, 10/22/2026	1,224,000	1,399,424
Blackstone Secured Lending Fund
3.63%, 01/15/2026(a)	895,000	925,559
Capital One Financial Corp.
4.20%, 10/29/2025	816,000	914,765

Security Description	Principal Amount	Value
Financials (continued)
CIT Group, Inc.
5.00%, 08/15/2022	$1,564,000	$1,652,272
Citigroup, Inc.
4.45%, 09/29/2027	1,224,000	1,407,858
ESH Hospitality, Inc.
5.25%, 05/01/2025(a)	898,000	916,728
Fortress Transportation and Infrastructure Investors LLC
6.75%, 03/15/2022(a)	166,000	166,104
FS KKR Capital Corp.
3.40%, 01/15/2026	895,000	893,333
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	718,000	764,674
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,224,000	1,378,382
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024(a)	770,000	797,343
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	965,000	1,015,966
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	853,000	888,907
iStar, Inc.
4.75%, 10/01/2024	1,004,000	1,032,137
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,224,000	1,417,682
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022(a)	324,000	326,228
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	718,000	745,499
Newmark Group, Inc.
6.13%, 11/15/2023	449,000	487,278
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	1,191,000	1,286,269
OneMain Finance Corp.
6.13%, 03/15/2024	964,000	1,037,505
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	998,000	1,043,398
Santander Holdings USA, Inc.
3.50%, 06/07/2024	363,000	390,006
SBA Communications Corp.
3.88%, 02/15/2027	407,000	422,376
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,265,000	1,286,347
Synchrony Financial
2.85%, 07/25/2022	760,000	782,889
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,061,000	1,095,827
Total Financials		28,164,020

Health Care (1.66%)
DaVita, Inc.
4.63%, 06/01/2030(a)	853,000	867,394

Security Description	Principal Amount	Value
Health Care (continued)
HCA, Inc.
5.88%, 05/01/2023	$835,000	$912,409
Total Health Care		1,779,803

Industrials (5.03%)
Boeing Co.
4.88%, 05/01/2025	895,000	998,786
Colfax Corp.
6.00%, 02/15/2024(a)	665,000	687,444
MasTec, Inc.
4.50%, 08/15/2028(a)	827,000	865,414
Stericycle, Inc.
5.38%, 07/15/2024(a)	770,000	796,950
United Rentals North America, Inc.
5.88%, 09/15/2026	1,238,000	1,299,900
XPO Logistics, Inc.
6.75%, 08/15/2024(a)	718,000	754,797
Total Industrials		5,403,291

Materials (13.79%)
ArcelorMittal SA
3.60%, 07/16/2024	835,000	885,601
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	976,000	1,030,993
Ashland LLC
4.75%, 08/15/2022	116,000	120,567
Ball Corp.
5.00%, 03/15/2022	407,000	421,805
5.25%, 07/01/2025	614,000	691,901
Berry Global, Inc.
4.88%, 07/15/2026(a)	852,000	910,750
Braskem Finance, Ltd.
6.45%, 02/03/2024	989,000	1,091,915
Celanese US Holdings LLC
5.88%, 06/15/2021	1,144,000	1,162,021
CF Industries, Inc.
3.45%, 06/01/2023	964,000	1,006,175
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	993,000	1,046,374
FMG Resources August 2006 Pty, Ltd.
4.75%, 05/15/2022(a)	1,385,000	1,423,953
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	835,000	872,324
5.00%, 09/01/2027	407,000	435,710
Graphic Packaging International LLC
4.88%, 11/15/2022	1,094,000	1,142,973
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	324,000	325,688
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	964,000	999,547
Sasol Financing International, Ltd.
4.50%, 11/14/2022	433,000	447,614

Security Description	Principal Amount	Value
Materials (continued)
Standard Industries, Inc.
3.38%, 01/15/2031(a)	$816,000	$782,169
Total Materials		14,798,080

Technology (5.95%)
CommScope, Inc.
5.50%, 03/01/2024(a)	1,073,000	1,102,631
Dell, Inc.
4.63%, 04/01/2021	892,000	892,535
Flex, Ltd.
5.00%, 02/15/2023	987,000	1,063,945
Microchip Technology, Inc.
4.25%, 09/01/2025(a)	827,000	867,271
Micron Technology, Inc.
4.64%, 02/06/2024	749,000	826,662
NortonLifeLock, Inc.
3.95%, 06/15/2022	114,000	117,135
5.00%, 04/15/2025(a)	637,000	646,555
Seagate HDD Cayman
4.75%, 06/01/2023	816,000	873,283
Total Technology		6,390,017

Utilities (3.65%)
Calpine Corp.
5.25%, 06/01/2026(a)	432,000	445,068
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,107,000	1,172,036
NRG Energy, Inc.
6.63%, 01/15/2027	895,000	932,000
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	1,268,000	1,362,770
Total Utilities		3,911,874

TOTAL CORPORATE BONDS
(Cost $92,170,713)		93,104,227

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (11.69%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.03%	12,530,867	12,530,867
TOTAL SHORT TERM INVESTMENTS
(Cost $12,530,867)			12,530,867

TOTAL INVESTMENTS (98.44%)
(Cost $104,701,580)			$105,635,094
OTHER ASSETS IN EXCESS OF LIABILITIES (1.56%)			1,681,823
NET ASSETS - 100.00%			$107,316,917

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $30,734,120, representing 28.64% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

February 28, 2021 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Clean Energy ETF and the ALPS Disruptive Technologies ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the ALPS Active REIT ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the Barron’s 400 ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF and ALPS Active REIT ETF collectively, the “Funds”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2021:

Alerian Energy Infrastructure ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$15,804,315	$–	$–	$15,804,315
U.S. Energy Infrastructure Companies*	12,170,334	–	–	12,170,334
U.S. Energy Infrastructure MLPs*	12,062,646	–	–	12,062,646
U.S. General Partners*	6,108,411	–	–	6,108,411
Short Term Investments	28,134	–	–	28,134
Total	$46,173,840	$–	$–	$46,173,840

Alerian MLP ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$4,566,642,946	$–	$–	$4,566,642,946
Short Term Investments	964,187	–	–	964,187
Total	$4,567,607,133	$–	$–	$4,567,607,133

ALPS Active REIT ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$2,377,518	$–	$–	$2,377,518
Total	$2,377,518	$–	$–	$2,377,518

ALPS Clean Energy ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$889,473,848	$–	$–	$889,473,848
Master Limited Partnerships*	106,681,355	–	–	106,681,355
Short Term Investments	36,104,059	–	–	36,104,059
Total	$1,032,259,262	$–	$–	$1,032,259,262

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$203,433,972	$–	$–	$203,433,972
Master Limited Partnerships*	2,109,078	–	–	2,109,078
Short Term Investments	180,113	–	–	180,113
Total	$205,723,163	$–	$–	$205,723,163

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$22,520,637	$–	$–	$22,520,637
Short Term Investments	534,221	–	–	534,221
Total	$23,054,858	$–	$–	$23,054,858

ALPS Equal Sector Weight ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$177,803,798	$–	$–	$177,803,798
Short Term Investments	14,576,951	–	–	14,576,951
Total	$192,380,749	$–	$–	$192,380,749

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$160,562,482	$–	$–	$160,562,482
Short Term Investments	321,124	–	–	321,124
Total	$160,883,606	$–	$–	$160,883,606

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$287,272,700	$–	$–	$287,272,700
Short Term Investments	25,832,401	–	–	25,832,401
Total	$313,105,101	$–	$–	$313,105,101

ALPS REIT Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$27,751,920	$–	$–	$27,751,920
Short Term Investments	65,732	–	–	65,732
Total	$27,817,652	$–	$–	$27,817,652

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,078,453,910	$–	$–	$1,078,453,910
Short Term Investments	600,231	–	–	600,231
Total	$1,079,054,141	$–	$–	$1,079,054,141

Barron's 400 ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$128,880,245	$–	$–	$128,880,245
Limited Partnerships*	1,649,453	–	–	1,649,453
Short Term Investments	1,269,123	–	–	1,269,123
Total	$131,798,821	$–	$–	$131,798,821

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$68,315,309	$–	$68,315,309
Government Bonds*	–	24,454,658	–	24,454,658
Short Term Investments	8,565,024	–	–	8,565,024
Total	$8,565,024	$92,769,967	$–	$101,334,991

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$11,521,082	$–	$11,521,082
Exchange Traded Funds	1,370,709	–	–	1,370,709
Short Term Investments	1,047,459	–	–	1,047,459
Total	$2,418,168	$11,521,082	$–	$13,939,250

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$121,118,554	$–	$–	$121,118,554
Short Term Investments	408,257	–	–	408,257
Total	$121,526,811	$–	$–	$121,526,811

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$65,237,736	$–	$–	$65,237,736
Short Term Investments	218,749	–	–	218,749
Total	$65,456,485	$–	$–	$65,456,485

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$93,104,227	$–	$93,104,227
Short Term Investments	12,530,867	–	–	12,530,867
Total	$12,530,867	$93,104,227	$–	$105,635,094

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the three months ended February 28, 2021.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, RiverFront Dynamic US Dividend Advantage ETF, and RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2021:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Clean Energy ETF	$114,884,801	$35,058,096	$84,823,508	$119,881,604
ALPS Disruptive Technologies ETF	4,775,129	171,592	4,746,992	4,918,584
ALPS Emerging Sector Dividend Dogs ETF ETF	553,729	493,216	106,153	599,369
ALPS Equal Sector Weight ETF	28,269,964	14,559,725	14,812,277	29,372,002
ALPS International Sector Dividend Dogs ETF	2,447,053	-	2,591,274	2,591,274
ALPS Medical Breakthroughs ETF	37,148,711	25,728,251	12,474,370	38,202,621
Barron's 400 ETF	1,499,130	1,081,425	453,745	1,535,170
RiverFront Dynamic US Dividend Advantage ETF	777,798	203,634	592,390	796,024
RiverFront Dynamic US Flex-Cap ETF	1,116,189	203,022	922,444	1,125,466

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended February 28, 2021, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of February 28, 2021	Market Value as of November 30, 2020	Purchases In-Kind	Sales	Market Value as of February 28, 2021*	Dividends*	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)
Affiliated Investments as of February 28, 2021
Crestwood Equity Partners LP	6,312,524	$101,531,691	$9,772,308	$(8,074,010)	$138,559,902	$-	$41,290,941	$(2,075,354)
DCP Midstream LP	11,207,461	179,947,999	17,507,303	(16,302,130)	244,995,097	-	71,340,123	(3,193,461)
EnLink Midstream LLC	32,413,616	119,052,199	10,336,649	(9,065,612)	124,792,422	-	19,020,026	(11,557,582)
Genesis Energy LP	13,520,257	86,198,857	7,259,493	(6,203,484)	106,674,828	-	32,231,879	(10,812,335)
Holly Energy Partners LP	5,657,256	76,290,764	6,435,763	(6,058,914)	97,474,521	-	22,595,423	164,369
NGL Energy Partners LP	14,763,569	32,054,838	3,058,731	(2,924,560)	35,284,930	-	10,824,269	(7,728,348)
NuStar Energy LP	12,240,210	161,682,778	15,355,093	(13,742,409)	219,099,759	-	67,337,866	(6,711,614)
Plains All American Pipeline LP	51,165,682	400,072,962	34,794,174	(28,649,011)	431,838,356	-	74,125,305	(39,424,565)
TC PipeLines LP	5,987,709	206,078,373	15,443,118	(35,488,812)	174,362,086	-	140,370	(7,973,567)
Western Midstream Partners LP	24,953,108	319,874,889	29,795,910	(26,849,553)	414,970,186	-	113,306,824	(13,513,678)
Total					$1,988,052,087	$-	$452,213,026	$(102,826,135)
*	100% of the income received was estimated as Return of Capital.

7. Subsequent Event

Effective March 29, 2021, the listing of the ALPS Clean Energy ETF and the ALPS Disruptive Technologies ETF transferred from Cboe BZX to NYSE Arca.